STATE BOND MINNESOTA TAX-FREE INCOME FUND
100 North Minnesota Street
P.O. Box 69
New Ulm, Minnesota  56073-0069

Dear Shareholder:
        The Board of Directors and management of State Bond Minnesota Tax-Free Income Fund (the `State Bond Fund'') are pleased to submit for your vote a proposal to transfer all of the net assets of the State Bond Fund to Federated Municipal Opportunities Fund, Inc. (the "Federated Fund"), a mutual fund advised by Federated Advisers. The Federated Fund has an investment objective similar to that of the State Bond Fund in that it seeks a high level of current income exempt from the federal regular income tax by investing primarily in a professionally managed, diversified portfolio of municipal bonds (although the Federated Fund does not seek income exempt from Minnesota personal income tax). As part of the transaction, holders of shares in the State Bond Fund would receive Class A Shares of the Federated Fund equal in value to their shares in the State Bond Fund and the State Bond Fund would be liquidated. Shareholders receiving Class A Shares of the Federated Fund as a result of the proposed reorganization would not have to pay a sales load upon receiving such Shares, nor would they be subject to any contingent deferred sales charges in connection with the exercise of exchange rights or redemptions of such Shares.
        The Board of Directors of the State Bond Fund, as well as ARM Capital Advisors, Inc., the State Bond Fund's manager, and SBM Financial Services, Inc., the State Bond Fund's distributor, believe the proposed agreement and plan of reorganization is in the best interests of State Bond Fund shareholders for the following reasons:

        -- The reorganization of the State Bond Fund into the Federated Fund may ultimately provide operating efficiencies as a result of the size of the Federated Fund which were not available to State Bond Fund shareholders due to the smaller size of the State Bond Fund.
        -- The Federated Fund offers an investment portfolio which invests in municipal bonds to achieve a high level of current income exempt from the federal regular income tax, although the Federated Fund may invest in securities, the interest on which may be included in calculating the federal alternative minimum tax. Although the Federated Fund, unlike the State Bond Fund, invests in municipal bonds which are generally not exempt from the Minnesota personal income tax, the tax-equivalent yield produced by the Federated Fund historically has exceeded the tax-equivalent yield produced by the State Bond Fund.

        The Federated Fund is managed by Federated Advisers, a subsidiary of Federated Investors. Federated Investors was founded in 1955 and is located in Pittsburgh, Pennsylvania. Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. With over $90 billion invested across more than 250 funds under management and/or administration by its subsidiaries, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
        Federated Investors also has an excellent reputation for customer servicing, having received a #1 rating for five years in a row by Dalbar, Inc. The shareholder services for the Federated funds include advanced technological systems that result in quick shareholder access to a broad spectrum of information.
        We believe the transfer of the State Bond Fund's assets in this transaction presents an exciting investment opportunity for our shareholders. Your vote on the transaction is critical to its success. The transfer will be effected only if approved by a majority of all of the State Bond Fund's outstanding shares on the record date voted in person or represented by proxy. We hope you share our enthusiasm and will participate by casting your vote in person, or by proxy if you are unable to attend the meeting. Please read the enclosed prospectus/proxy statement carefully before you vote.
        THE BOARD OF DIRECTORS BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF THE STATE BOND FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.
        Thank you for your prompt attention and participation.
                              Sincerely,



                              Dale C. Bauman
                              President


STATE BOND MINNESOTA TAX-FREE INCOME FUND
100 NORTH MINNESOTA STREET
P.O. BOX 69
NEW ULM, MINNESOTA  56073-0069

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS



TO SHAREHOLDERS OF STATE BOND MINNESOTA TAX-FREE INCOME FUND:
        A Special Meeting of Shareholders of State Bond Minnesota Tax-Free Income Fund, a portfolio of State Bond Tax-Free Income Funds, Inc. (the `State Bond Fund') will be held at 4:30 p.m. on December 9, 1996 at: 100 North Minnesota Street, New Ulm, Minnesota 56073-0069, for the following purposes:
     1. To approve or disapprove a proposed Agreement and Plan of Reorganization between the State Bond Fund and Federated Municipal Opportunities Fund, Inc. (the "Federated Fund"), whereby the Federated Fund would acquire all of the net assets of the State Bond Fund in exchange for the Federated Fund's Class A Shares to be distributed pro rata by the State Bond Fund to the holders of its shares in complete liquidation of the State Bond Fund; and
     2. To transact such other business as may properly come before the meeting or any adjournment thereof.

                              By Order of the Board of Directors,



Dated:  October 31, 1996      Kevin L. Howard
                              Secretary


        Shareholders of record at the close of business on October 11, 1996, are entitled to vote at the meeting. Whether or not you plan to attend the meeting, please sign and return the enclosed proxy card. Your vote is important.

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.



PROSPECTUS/PROXY STATEMENT
OCTOBER 31, 1996
Acquisition of the Assets of
STATE BOND MINNESOTA TAX-FREE INCOME FUND, a portfolio of STATE BOND TAX-FREE INCOME FUNDS, INC.
100 North Minnesota Street, P.O. Box 69
New Ulm, Minnesota  56073-0069
Telephone Number:  1-800-328-4735
By and in exchange for Class A Shares of FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
Federated Investors Tower
Pittsburgh, Pennsylvania  15222-3779
Telephone Number:  1-800-245-5051, option one



        This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Plan") whereby Federated Municipal Opportunities Fund, Inc., a Maryland corporation (the "Federated Fund"), would acquire all of the net assets of State Bond Minnesota Tax-Free Income Fund, a portfolio of State Bond Tax-Free Income Funds, Inc., a Maryland corporation (the `State Bond Fund'), in exchange for the Federated Fund's Class A Shares to be distributed pro rata by the State Bond Fund to the holders of its shares, in complete liquidation of the State Bond Fund. As a result of the Plan, each shareholder of the State Bond Fund will become the owner of the Federated Fund's Class A Shares having a total net asset value equal to the total net asset value of his or her holdings in the State Bond Fund.
THE BOARD OF DIRECTORS OF THE STATE BOND FUND UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.

        The Shares of each of the Federated Fund and the State Bond Fund represent interests of separate open-end management investment companies. The Federated Fund's investment objective is to provide a high level of current income which is generally exempt from the federal regular income tax, which it pursues by investing primarily in a diversified portfolio of municipal bonds. The State Bond Fund's investment objective is to maximize current income exempt from both federal income tax and Minnesota personal income tax to the extent consistent with preservation of capital, by investing primarily in Minnesota tax exempt securities. For a comparison of the investment policies of the Federated Fund and the State Bond Fund, see "Summary - Investment Objectives, Policies and Limitations."
        This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Federated Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Federated Fund dated
October 31, 1996, which is incorporated herein by reference. Statements of Additional Information for the Federated Fund dated October 31, 1996 (relating to the Federated Fund's Prospectus of the same date) and October 31, 1996 (relating to this Prospectus/Proxy Statement) and the Annual Report to Shareholders dated August 31, 1996, all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information and the Annual Report may be obtained without charge by writing or calling the Federated Fund at the address and telephone number shown above.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
TABLE OF CONTENTS

                                                         Page No.
Summary of Expenses                                               6
Summary                                                           8
About the Proposed Reorganization                                 8
Investment Objectives, Policies and Limitations                   8
Advisory and Other Fees                                           10
Distribution Arrangements                                         11
Purchase, Exchange and Redemption Procedures                      12
Dividends                                                         13
Tax Consequences                                                  13
Risk Factors                                                      14
Information About the Reorganization                              14
Background and Reasons for the Proposed Reorganization            14
Agreement Among ARM, ARM Capital and Federated                    17
Agreement with State Bond Tax Exempt Fund                         17
Description of the Plan of Reorganization                         17
Description of Federated Fund Shares                              18
Federal Income Tax Consequences                                   18
Comparative Information on Shareholder Rights and Obligations         19
Capitalization                                                    20
Information About the Federated Fund and the State Bond Fund          21
Federated Municipal Opportunities Fund, Inc.                      21
State Bond Minnesota Tax-Free Income Fund                         21
Voting Information                                                22
Outstanding Shares and Voting Requirements                        22
Dissenter's Right of Appraisal                                    23
Other Matters and Discretion of Persons Named in the Proxy            24
Agreement and Plan of Reorganization -- Exhibit A                 25





SUMMARY OF EXPENSES

                                    Federated   State    Pro Forma
                                    Fund        Bond     Combined
                                    (Class A    Fund
                                    Shares)
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on
Purchases                             4.50%(1)   4.50%    4.50%(1)
  (as a percentage of offering
price)...........................
Maximum Sales Charge Imposed on
  Reinvested Dividends (as a
percentage of                         None       None     None
  offering price)................
Contingent Deferred Sales Charge
  (as a percentage of original
purchase                              None(2)    None     None(2)
  price or redemption proceeds, as
applicable)......................
Redemption Fee (as a percentage of
  amount redeemed, if                 None       None     None
applicable)(3)...................
Exchange Fee.....................     None       None     None

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
(after expense reimbursements or waivers)
Management Fee...................     0.60%      0.43%(4  0.60%
                                                 )
12b-1 Fee........................     0.00%(5)   0.25%    0.00%(5)
Total Other Expenses.............     0.49%(6)   0.32%    0.49%(6)
          Total Operating             1.09%      1.00%    1.09%(8)
Expenses(7)......................

(1) This sales charge would not be applicable to Class A Shares of the Federated Fund acquired under the proposed reorganization.

(2) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1% for redemptions made within one full year of purchase. For a more complete description, see `Summary - Distribution Arrangements.'' This contingent deferred sales charge would not be applicable to Class A Shares of the Federated Fund acquired under the proposed reorganization.

(3) Wire-transferred redemptions of Class A Shares of the Federated Fund of less than $5,000 may be subject to additional fees. A $10.00 fee will be charged for certain redemptions of State Bond Fund shares by wire transfer.

(4) The management fee of the State Bond Fund is net of expense reimbursements. Without such reimbursements, the management fee would have been 0.60%.

(5) The Federated Fund has no present intention of paying or accruing the 12b-1 fee. If the Federated Fund were paying or accruing the 12b-1 fee, it would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. For a more complete description, see `Summary - Distribution Arrangements.''

(6) Total other expenses for the Federated Fund and the Pro Forma Combined Fund include a shareholder services fee of 0.25%.

(7) The total operating expenses for Class A Shares of the Federated Fund are based on expenses incurred during its fiscal year ended August 31, 1996. The total operating expenses for the State Bond Fund are based upon expenses incurred by the State Bond Fund during its fiscal year ended June 30, 1996. The total operating expenses for the State Bond Fund were 1.00% for the fiscal year ended June 30, 1996, and would have been 1.17% absent the reimbursement of a portion of the management fee.



(8) The total operating expenses on a Pro Forma Combined basis are expected to decrease if the Federated Fund completes the anticipated acquisition of another fund in the State Bond Group (as hereinafter defined). For more information concerning this proposed transaction, see `Information About the Reorganization
- Agreement with State Bond Tax Exempt Fund.''
        The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of shares of each of the Federated Fund, the State Bond Fund and the Pro Forma Combined Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Summary - Advisory and Other Fees" and "Summary - Distribution Arrangements."
        Long-term shareholders of the State Bond Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
EXAMPLES
        The Examples below are intended to assist an investor in understanding the various costs that an investor will bear directly or indirectly. The Examples assume payment of operating expenses at the levels set forth in the table above.
(1) This Example does not include sales charges or contingent deferred sales charges since such sales charges are not applicable to Federated Fund Class A Shares received as a result of the proposed reorganization.


An investor would pay the         1       3        5       10
following expenses on a $1,000    year    years    years   years
investment, assuming (1) 5%
annual return and (2)
redemption at the end of each
time period.  Expenses would be
the same if there were no
redemption at the end of each
time period.

Federated Fund................    $11     $35      $60     $133
State Bond Fund...............    $10     $32      $55     $122
Pro Forma Combined............    $11     $35      $60     $133

(2) This Example includes sales charges since any Class A Shares purchased subsequent to the reorganization may be subject to sales charges. For a complete description of sales charges, contingent deferred sales charges and exemptions from such charges, reference is hereby made to the Prospectus of the Federated Fund dated October 31, 1996, and the Prospectus of the State Bond Fund dated November 1, 1995, each of which is incorporated herein by reference thereto.

An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5% annual return and
(2) redemption at the end of each
time period.  Expenses would be the
same if there were no redemption at
the end of each time period.        1 year   3 years 5 years     10 years

Federated Fund                      $56      $78     $102   $172
State Bond Fund                     $55      $75     $ 98   $162
Pro Forma Combined                  $56      $78     $102   $172

        THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



SUMMARY
        This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Federated Fund dated October 31, 1996, the Statement of Additional Information of the Federated Fund dated October 31, 1996, the Prospectus of the State Bond Fund dated November 1, 1995, the Statement of Additional Information of the State Bond Fund dated November 1, 1995, and the Plan, a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A.
About the Proposed Reorganization
        The Board of Directors of the State Bond Fund has voted to recommend to holders of the shares of the State Bond Fund the approval of the Plan whereby the Federated Fund would acquire all of the net assets of the State Bond Fund in exchange for the Federated Fund's Class A Shares to be distributed pro rata by the State Bond Fund to its shareholders in complete liquidation and dissolution of the State Bond Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of the State Bond Fund will become the owner of the Federated Fund's Class A Shares having a total net asset value equal to the total net asset value of his or her holdings in the State Bond Fund on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined).
        As a condition to the Reorganization transactions, the Federated Fund and the State Bond Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the `Code''), so that no gain or loss will be recognized by either the Federated Fund or the State Bond Fund or the shareholders of the State Bond Fund. The tax basis of the Federated Fund's Class A Shares received by State Bond Fund shareholders will be the same as the tax basis of their shares in the State Bond Fund. After the acquisition is completed, the State Bond Fund will be dissolved.
Investment Objectives, Policies and Limitations
        The investment objective of the Federated Fund is to provide a high level of current income which is generally exempt from the federal regular income tax by investing primarily in a diversified portfolio of municipal bonds. This investment objective may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Federated Fund, as defined in the Investment Company Act of 1940, as amended (the `1940 Act'').
        The investment objective of the State Bond Fund is to seek to maximize current income exempt from both federal income tax and Minnesota personal income tax to the extent consistent with preservation of capital, by investing primarily in Minnesota tax exempt securities. This investment objective may not be changed without the affirmative vote of a majority of the outstanding voting securities of the State Bond Fund, as defined in the 1940 Act.

        The Federated Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (the `AMT'')). Unlike most of the dividend income generated by the State Bond Fund, the dividend income generated by the Federated Fund will generally be subject to Minnesota personal income tax for shareholders who are Minnesota residents; however, the tax-equivalent yield produced by the Federated Fund historically has exceeded the tax-equivalent yield produced by the State Bond Fund. The Federated Fund invests primarily in municipal bonds. Municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from the federal regular income tax. The Federated Fund may invest in municipal bonds, the interest on which may be included in calculating the federal AMT.
The municipal bonds which the Federated Fund buys are rated Ba or better by Moody's Investors Service, Inc. (`Moody's'') or BB or better by Standard & Poor's Ratings Group (`S&P'') or, if not rated, are determined by Federated Advisers (as hereinafter defined) to be of comparable quality. The Federated Fund will limit its purchases of municipal bonds rated Ba and BB (commonly known as `junk bonds'') to up to but less than 35% of its net assets. The Federated Fund may purchase securities on a when-issued or delayed delivery basis, purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date, or hedge all or a portion of its investments by entering into future contracts or options on them. If necessary for temporary defensive purposes, the Federated Fund may invest in short-term tax exempt or taxable temporary investments. Unless otherwise designated, the investment policies of the Federated Fund may be changed by the Board of Directors without shareholder approval, although shareholders will be notified before any material change becomes effective.

        The State Bond Fund invests at least 80% of the value of its assets in debt obligations issued by or on behalf of the State of Minnesota and its political subdivisions, the income on which is exempt from federal income tax and Minnesota personal income tax (`Minnesota Tax Exempt Securities''). Up to 20% of the assets of the State Bond Fund may generate interest which may be included in calculating the federal AMT and the Minnesota AMT. The State Bond Fund intends to invest its assets such that at least 95% of its tax-exempt interest income is derived from Minnesota Tax Exempt Securities. The Minnesota Tax Exempt Securities in which the State Bond Fund invests primarily consist of bonds rated Aaa, Aa, A, Baa, Ba and B by Moody's or rated AAA, AA, A, BBB, BB and B by S&P, notes rated MIG-1, MIG-2 and MIG-3 by Moody's or SP-1 and SP-2 by S&P, and commercial paper rated Prime-1 and Prime-2 by Moody's or A-1 and A-2 by S&P. The State Bond Fund may invest in Minnesota Tax Exempt Securities which are not rated if, in the judgment of ARM Capital (as hereinafter defined), the financial condition of the issuer of such securities at the time of purchase is comparable to, and the securities are otherwise similar in quality to, those rated securities in which the State Bond Fund may invest. As a matter of fundamental policy, the State Bond Fund may not invest more than 25% of its assets in unrated Minnesota Tax Exempt Securities. Additionally, as a matter of fundamental policy, the State Bond Fund may not purchase Minnesota Tax Exempt Securities that are not rated within the three highest grades by either Moody's or S&P, or that are unrated, unless such securities are insured as to the payment of all installments of principal and interest. The State Bond Fund does not currently invest in, and has no current intention to invest in, bonds rated below A or unrated bonds that are comparable to and otherwise similar in quality to securities rated below A. The State Bond Fund may purchase floating rate, variable rate, and inverse or reverse floating rate Minnesota Tax Exempt Securities; enter into repurchase agreements; and purchase new issues of Minnesota Tax Exempt Securities on a when-issued basis. If necessary for temporary defensive purposes, the State Bond Fund may invest its assets in taxable obligations or may hold its assets in cash. Unless otherwise designated, the investment policies of the State Bond Fund may be changed by the Board of Directors without shareholder approval.
        The State Bond Fund is a `non-diversified'' management investment company and as such is not required to meet any diversification requirements under the 1940 Act. The State Bond Fund is required to meet certain standards to qualify as a regulated investment company (`RIC'') under the Code. At the end of each fiscal quarter with respect to at least 50% of its total assets:
(1) the State Bond Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the State Bond Fund may not own more than 10% of the outstanding voting securities of any one issuer. By comparison, the Federated Fund, as a `diversified'' investment company, must at all times satisfy those two conditions with respect to 75% of the value of its total assets. As for the other 50% of the State Bond Fund's total assets not subject to the limitations described above, the sole limitation on concentration of these assets is that at the end of each fiscal quarter not more than 25% of such assets may be invested in the securities of any one issuer.
        Both the Federated Fund and the State Bond Fund are subject to certain investment limitations. For the Federated Fund, these include investment limitations which prohibit it from (1) borrowing money directly or through reverse repurchase agreements or pledging securities except, under certain circumstances, the Federated Fund may borrow up to one-third of the value of its total assets and pledge 10% of the value of those assets to secure such borrowings; (2) investing more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, as amended (the `1933 Act''), except for certain restricted securities which meet the criteria for liquidity as established by the Directors; (3) investing more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations); or (4) investing more than 5% of its total assets in industrial development bonds of issuers that have a record of less than three years of continuous operations. The first two investment limitations listed above cannot be changed without shareholder approval; the last two limitations may be changed by the Board of Directors without shareholder approval, although shareholders will be notified before any material change becomes effective.
        The State Bond Fund has investment limitations which prohibit it from
(1) borrowing money, except for temporary purposes in emergency situations and in an aggregate amount not in excess of 20% of the value of the total assets of the State Bond Fund; provided that borrowings in excess of 5% of such value are permitted from banks only; (2) mortgaging or pledging assets, except that up to 10% of the value of the State Bond Fund's assets can be used to secure borrowings; (3) purchasing securities of any issuer if immediately thereafter, with respect to 50% of the State Bond Fund's total assets, more than 5% of such assets would be invested in the securities of any one issuer, except that this limitation does not apply to obligations issued or guaranteed as to principal and interest either by the U.S. government or its agencies or instrumentalities; or (4) purchasing private activity bonds if immediately thereafter more than 25% of the State Bond Fund's assets would be invested in private activity bonds which are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. The above investment limitations of the State Bond Fund cannot be changed without shareholder approval.
        In addition to the policies and limitations set forth above, both the Federated Fund and the State Bond Fund are subject to certain additional investment policies and limitations, described in the Federated Fund's Statement of Additional Information dated October 31, 1996, and the State Bond Fund's Statement of Additional Information dated November 1, 1995. Reference is hereby made to the Federated Fund's Prospectus and Statement of Additional Information, each dated October 31, 1996, and to the State Bond Fund's Prospectus and Statement of Additional Information, each dated November 1, 1995, which set forth in full the investment objective, policies and investment limitations of each of the Federated Fund and the State Bond Fund, all of which are incorporated herein by reference thereto.
Advisory and Other Fees

        The annual investment advisory fee for the Federated Fund is 0.60 of 1% of the Federated Fund's average daily net assets. The investment adviser to the Federated Fund, Federated Advisers ("Federated Advisers"), a subsidiary of Federated Investors, may voluntarily choose to waive a portion of its advisory fee or reimburse the Federated Fund for certain operating expenses. This voluntary waiver of the advisory fee may be terminated by Federated Advisers at any time in its sole discretion. Federated Advisers has also undertaken to reimburse the Federated Fund for operating expenses in excess of limitations established by certain states. The maximum annual management fee for the State Bond Fund is 0.60 of 1% of the first $100 million of average daily net assets of the State Bond Fund and 0.55 of 1% of the average daily net assets of the State Bond Fund in excess of $100 million. The State Bond Fund's investment manager, ARM Capital Advisors, Inc. (`ARM Capital''), a wholly-owned subsidiary of ARM Financial Group, Inc. (`ARM''), has voluntarily agreed to reimburse the State Bond Fund for any expenses incurred by it in excess of 1% of average daily net assets of the State Bond Fund. This voluntary arrangement may be terminated by ARM Capital at any time in its sole discretion. ARM Capital has also undertaken to reimburse the State Bond Fund for operating expenses in excess of limitations established by certain states.
        Federated Services Company, an affiliate of Federated Advisers, provides certain administrative personnel and services necessary to operate the Federated Fund at an annual rate based upon the average aggregate daily net assets of all funds advised by Federated Advisers and its affiliates. The rate charged is
0.15 of 1% on the first $250 million of all such funds' average aggregate daily net assets, 0.125 of 1% on the next $250 million, 0.10 of 1% on the next $250 million and 0.075 of 1% of all such funds' average aggregate daily net assets in excess of $750 million, with a minimum annual fee per portfolio of $125,000 plus $30,000 for each additional class of shares of any such portfolio. Federated Services Company may choose voluntarily to waive a portion of its fee. The administrative fee expense for the Federated Fund's fiscal year ended August 31, 1996 was $311,976. Administrative personnel and services necessary to operate the State Bond Fund are currently provided by ARM Capital and are included in the annual management fee for the State Bond Fund, as discussed above.
        The Federated Fund has entered into a Shareholder Services Agreement under which it may make payments of up to 0.25 of 1% of the average daily net asset value of the Class A Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services ("FSS"), an affiliate of Federated Advisers, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Federated Fund and FSS. Other than in connection with payments under a Rule 12b-1 plan as described below, the State Bond Fund does not make payments to obtain similar shareholder services.

Distribution Arrangements
        Federated Securities Corp. ("FSC"), an affiliate of Federated Advisers, is the principal distributor for shares of the Federated Fund. The Federated Fund has adopted a Rule 12b-1 Distribution Plan (the `Distribution Plan'') pursuant to which the Federated Fund will pay a fee to the distributor in an amount computed at an annual rate of 0.25 of 1% of the average daily net assets of the Class A Shares to finance any activity which is principally intended to result in the sale of Class A Shares subject to the Distribution Plan. The Federated Fund is not currently making payments for Class A Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future. In addition, FSC, from its own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to the Federated Fund. Such assistance will be predicated upon the amount of Class A Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.
Any payments made by FSC may be reimbursed by Federated Advisers or its affiliates. If a financial institution elects to waive receipt of this payment, the Federated Fund will waive any applicable contingent deferred sales charge (such contingent deferred sales charges are discussed below).

        SBM Financial Services, Inc. (`SBMFS''), an affiliate of ARM Capital, is the principal distributor for shares of the State Bond Fund. The State Bond Fund has also adopted a Rule 12b-1 Distribution Plan (the "Rule 12b-1 Plan") pursuant to which the State Bond Fund pays SBMFS an amount equal to an annual rate of 0.25 of 1% of the average daily net assets of the State Bond Fund. The fee may be used by SBMFS to (i) provide initial and ongoing sales compensation to its investment executives and to other broker/dealers in connection with the sale of State Bond Fund shares and to pay for other advertising and promotional expenses in connection with the sale of State Bond Fund shares, and (ii) provide compensation to entities in connection with the provision of certain personal and account maintenance services to State Bond Fund shareholders including, but not limited to, responding to shareholder inquiries and providing information on their investments. The Federated Fund will not assume any liabilities or make any voluntary reimbursements on account of the State Bond Fund's Rule 12b-1 Plan.
        Certain costs exist with respect to the purchase and sale of Federated Fund and State Bond Fund shares. Class A Shares of the Federated Fund and shares of the State Bond Fund are sold at their net asset value next determined after an order is received, plus a maximum sales charge of 4.50%. No sales charge will be imposed in connection with the issuance of Federated Fund Class A Shares to State Bond Fund shareholders as a result of the Reorganization. Class A Shares of the Federated Fund purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by FSC may be charged a contingent deferred sales charge of 0.50 of 1% for redemptions made within one full year of purchase. Any such charge will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or redemption. The contingent deferred sales charges are not imposed in connection with the exercise of exchange rights, nor will they be imposed on redemptions of Federated Fund Class A Shares received by shareholders of the State Bond Fund as a result of the Reorganization. For a complete description of sales charges, contingent deferred sales charges and exemptions from such charges, reference is hereby made to the Prospectus of the Federated Fund dated October 31, 1996, and the Prospectus of the State Bond Fund dated November 1, 1995, each of which is incorporated herein by reference thereto.

Purchase, Exchange and Redemption Procedures
        The transfer agent and dividend disbursing agent for the Federated Fund is Federated Shareholder Services Company (formerly called Federated Services Company). The transfer agent and dividend disbursing agent for the State Bond Fund is ARM Transfer Agency, Inc. Procedures for the purchase, exchange and redemption of the Federated Fund's Class A Shares differ slightly from procedures applicable to the purchase, exchange and redemption of the State Bond Fund's shares. Any questions about such procedures may be directed to, and assistance in effecting purchases, exchanges or redemptions of the Federated Fund's Class A Shares or the State Bond Fund's shares may be obtained from FSC, principal distributor for the Federated Fund, at 1-800-245-5051, option one, or from SBMFS, principal distributor for the State Bond Fund, at 1-800-328-4735.
        Reference is made to the Prospectus of the Federated Fund dated
October 31, 1996, and the Prospectus of the State Bond Fund dated November 1, 1995, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of Federated Fund and State Bond Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief listing of the significant purchase, exchange and redemption procedures applicable to the Federated Fund's Class A Shares and the State Bond Fund's shares.

        Purchases of Class A Shares of the Federated Fund may be made through a financial institution that has an agreement with FSC or, once an account has been established, by wire or check. Purchases of shares of the State Bond Fund may be made through SBMFS and through certain broker/dealers under contract with SBMFS or directly by check once an account has been established. The minimum initial investment in the Federated Fund is $500. Subsequent investments must be in amounts of at least $100. The minimum initial investment in the State Bond Fund is $500. Subsequent investments must be in amounts of at least $50. The Federated Fund and the State Bond Fund each reserves the right to reject any purchase request. In connection with the sale of Class A Shares of the Federated Fund, FSC may from time to time offer certain items of nominal value to any shareholder.

        The purchase price of the Federated Fund's Class A Shares and the State Bond Fund's shares is based on net asset value plus a sales charge. The net asset value per share for each of the Federated Fund and the State Bond Fund is calculated as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the `NYSE'') on each day on which the Federated Fund and the State Bond Fund compute their net asset value. Purchase and redemption orders for the Federated Fund received from broker/dealers before 5:00 p.m. (Eastern time) and from financial institutions before 4:00 p.m. (Eastern time) may be entered at that day's price. Purchase orders for shares of the State Bond Fund received from authorized broker/dealers will be executed at the offering price next determined after the receipt of the order by the broker/dealer, provided that the broker/dealer promptly transmits the order to SBMFS the same day. Redemption orders for shares of the State Bond Fund received by the State Bond Fund's transfer agent from authorized dealers or representatives of SBMFS prior to the close of the NYSE will be entered at that day's price; such redemption orders received after the close of the NYSE will be entered at the net asset value determined at the close of the NYSE on the next trading day. Federated Fund purchase orders by wire are considered received upon receipt of payment by wire. Federated Fund purchase orders received by check are considered received after the check is converted into federal funds, which normally occurs the business day after receipt.

        Holders of Class A Shares of the Federated Fund have exchange privileges with respect to Class A Shares in certain of the funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (collectively, the "Federated Funds"), each of which has different investment objectives and policies. Class A Shares of the Federated Fund may be exchanged for Class A Shares of certain Federated Funds at net asset value without a contingent deferred sales charge. To the extent a shareholder exchanges Class A Shares of the Federated Fund for Class A Shares of other Federated Funds, the time for which the exchanged-for shares are to be held will be added to the time for which exchanged-from shares were held for purposes of satisfying the applicable holding period. Class A Shares to be exchanged must have a net asset value which meets the minimum investment requirement for the fund into which the exchange is being made. Holders of shares of the State Bond Fund have exchange privileges with respect to shares in certain of the other funds for which ARM Capital serves as investment manager (collectively, the `State Bond Group''), each of which has different investment objectives and policies. Any exchange for shares of other funds in the State Bond Group will generally be at the respective net asset values next determined after receipt of the request for exchange. Exercise of the exchange privilege is treated as a sale for federal income tax purposes and, accordingly, may have tax consequences for the shareholder. Information on share exchanges may be obtained from the Federated Fund or the State Bond Fund, as appropriate.

        Redemptions of Federated Fund Class A Shares may be made through a financial institution, by telephone, by mailing a written request or through the Federated Fund's Systematic Withdrawal Program. Redemptions of State Bond Fund shares may be made through an authorized dealer or representative of SBMFS, by mailing a written request to the State Bond Fund's transfer agent or through the State Bond Fund's quick redemption service or check redemption service. Class A Shares of the Federated Fund are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the redemption request is received. Shares of the State Bond Fund are redeemed at their net asset value, determined at the close of the NYSE on the date the redemption request is received. Proceeds will ordinarily be distributed by check within seven days after receipt of a redemption request.
Dividends
        Each of the Federated Fund's and the State Bond Fund's current policy is to pay dividends monthly from net investment income and to make annual distributions of net realized capital gains, if any. With respect to both the Federated Fund and the State Bond Fund, unless a shareholder otherwise instructs, dividends and capital gain distributions will be reinvested automatically in additional shares at net asset value, subject to no sales charge.
Tax Consequences
        As a condition to the Reorganization transactions, the Federated Fund and the State Bond Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that no gain or loss will be recognized by either the Federated Fund or the State Bond Fund or the shareholders of the State Bond Fund. The tax basis of the Federated Fund shares received by State Bond Fund shareholders will be the same as the tax basis of their shares in the State Bond Fund.
RISK FACTORS
        As with other mutual funds that invest in municipal bonds, the Federated Fund is subject to market risks and credit risks. The value of the Class A Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal bonds in the Federated Fund's portfolio as well as on market conditions. Generally speaking, the lower quality, long-term bonds (including junk bonds) in which the Federated Fund invests have greater fluctuation in value than high quality, shorter-term bonds. Municipal bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Prices of bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Since the State Bond Fund invests primarily in Minnesota Tax Exempt Securities and because it seeks to maximize income derived from Minnesota Tax Exempt Securities, it is susceptible to factors adversely affecting the State of Minnesota and issuers of Minnesota Tax Exempt Securities in addition to generally being subject to the risk factors summarized above.
        Investment in a non-diversified investment company such as the State Bond Fund may entail greater risks than investment in a `diversified'' fund. Because of the relatively small number of issuers of investment grade Minnesota Tax Exempt Securities, the State Bond Fund's non-diversified status permits it from time to time to concentrate its assets in the securities of a few issuers which ARM Capital deems to be attractive investments, rather than invest in securities of a large number of issuers merely to satisfy the 1940 Act's diversification requirements. Although ARM Capital believes that the ability to concentrate the investments of the State Bond Fund in particular issuers is advantageous when investing in Minnesota Tax Exempt Securities, such concentration involves an increased risk of loss to the State Bond Fund should any particular issuer be unable to make interest or principal payments or should the market value of particular securities decline. A full discussion of the risks inherent in investment in the Federated Fund and the State Bond Fund is set forth in the Federated Fund's Prospectus and Statement of Additional Information, each dated October 31, 1996 and the State Bond Fund's Prospectus and Statement of Additional Information, each dated November 1, 1995, each of which is incorporated herein by reference thereto.
INFORMATION ABOUT THE REORGANIZATION
Background and Reasons for the Proposed Reorganization
        On June 14, 1995, SBM Company, which was then the investment adviser to the State Bond Fund, completed the sale of substantially all of its business operations to ARM (the `1995 Transaction''). In connection with the 1995 Transaction, ARM Capital became the investment manager of the State Bond Fund. In addition, ARM acquired all of the outstanding stock of SBMFS, the current distributor of shares of the State Bond Fund.
        Considerations of the Board of Directors of the State Bond Fund. On June 6, 1996, ARM management advised the Board of Directors of the State Bond Fund that ARM was considering redirecting its corporate strategy away from the management and distribution of retail mutual funds in order to concentrate more fully on its core businesses. Moreover, ARM management stated that due to the relatively small net assets in the State Bond Fund and the other mutual funds in the State Bond Group, ARM and its affiliates were not in a position to provide the value-added shareholder services, technological advancements, comprehensive distribution networks and diversified product choices that many larger mutual fund complexes offer. As a result, management stated that ARM was engaged in the identification and analysis of various potential alternatives for the State Bond Fund and the other funds in the State Bond Group.
        After conducting a screening process, ARM determined that in its judgment, the proposed Reorganization was the most desirable alternative involving the State Bond Fund that was reasonably available and that it should be presented to the State Bond Fund's Board of Directors for its consideration.
        A meeting of the entire Board of Directors was held on August 16, 1996, at which Federated (as defined below) presented to the Board information relating to the overall reputation, financial strength and stability of Federated Investors, the parent company of Federated Advisers (together with its affiliates, `Federated''). Federated, founded in 1955, is among the seven largest mutual fund sponsors, with over $90 billion invested across more than 250 funds under management and/or administration by its subsidiaries, and over 2,000 employees. Federated's management also discussed the growth of assets under management and/or administration by Federated from approximately $35 billion in 1989 to over $90 billion as of August 1996. Federated's management explained to the Board that the majority of this growth came from within Federated through its multiple distribution channels. The Board was also informed of the variety of investment products available through Federated, including international funds and an array of domestic funds broader than currently offered in the State Bond Group, the exchange privileges that would be available to former State Bond Fund shareholders if the Reorganization is consummated, and the multiple sales charge (or `load'') structures available to prospective shareholders. The Board took into account that if the Reorganization takes place, shareholders of the State Bond Fund would exchange their shares for shares of the Federated Fund without the imposition of any sales charge.
        Federated's management advised the Board of its reputation for customer servicing, noting that it has received a #1 rating for five years in a row by Dalbar, Inc. Federated's management stated that its shareholder services include advanced technological systems that result in quick shareholder access to a broad spectrum of information, including: telephonic automated yield and performance information; consolidated monthly shareholder statements; no-fee IRAs; quarterly newsletters; year-end tax reporting information; direct deposit; and telephonic redemption and exchange.
        Federated's management also discussed comparative sales loads with the Board. In particular, it was noted that the maximum front-end sales load of the Federated Fund is the same as that of the State Bond Fund. Federated's management described rights of accumulation and other programs that can reduce sales charges with respect to the Federated Fund.
        Federated's management also reviewed with the Board relative asset size and expense ratios, including relative advisory fees. The Board discussed the fact that the Federated Fund is larger in asset size than the State Bond Fund and considered potential economies of scale that might be experienced by former State Bond Fund shareholders if they were to become shareholders of a larger fund. The Board noted that the expense ratio of the Federated Fund presently is higher than that of the State Bond Fund, but only after taking into account current expense reimbursement arrangements by ARM Capital. The Board noted that ARM Capital could terminate its voluntary expense reimbursement arrangements with respect to the State Bond Fund at any time in its sole discretion. Federated's management advised the Board that the expense ratio of the Federated Fund is lower than the average for municipal bond funds distributed through brokers (as reported by Strategic Insight), and is competitive. Federated's management discussed with the Board expense waiver and reimbursement arrangements with respect to both the Federated Fund in particular and to the complex generally.
        The Chief Investment Officer, Fixed-Income, of Federated discussed with the Board the investment philosophy of Federated Advisers for its funds, including the Federated Fund. He also described the background and significant investment experience of Federated portfolio managers and other related personnel issues.
        The Board was presented with materials comparing the investment objectives and policies of the State Bond Fund with those of the Federated Fund, and determined that they were similar in many respects. The Board also considered the differences between the two funds, including the emphasis of the State Bond Fund on income exempt from Minnesota personal income tax and the Federated Fund's policies with respect to junk bonds. The Board noted that although the Federated Fund, unlike the State Bond Fund, invests in municipal bonds which are generally not exempt from the Minnesota personal income tax, the tax-equivalent yield produced by the Federated Fund historically has exceeded the tax-equivalent yield produced by the State Bond Fund. The Board was also presented with and discussed materials comparing the performance, Morningstar ratings and relative risks of the State Bond Fund and the Federated Fund. Federated's management also presented biographical information about each of the Directors of the Federated Fund and reviewed with the Board the structure of its compliance and internal audit departments and the scope of its training programs.
        The Board also considered the potential benefits to ARM if the Reorganization is consummated. The Board discussed the fact that ARM and ARM Capital would be compensated for selling the books, records and goodwill relating to the management of the State Bond Group, agreeing to certain non-competition arrangements and cooperating in assisting in the transfer of the net assets of the State Bond Group to the Federated Funds. They also took into account the proposed payment to SBMFS of 0.25% of the average daily net assets of the Federated Fund attributable to shareholder accounts serviced by SBMFS, as well as the possible compensation of SBMFS for distribution of additional Federated financial products in the future.
        The Board noted that the State Bond Fund would not bear any of the costs involved in the Reorganization, which would be borne entirely by ARM and/or Federated. In addition, the Board discussed the anticipated tax-free nature of the Reorganization to the State Bond Fund and its shareholders.
        In connection with their consideration of the Reorganization, the Board also reviewed their fiduciary obligations under state and federal law. They considered the requirements of Section 15(f) of the 1940 Act, which provides that an investment manager to an investment company, and the affiliates of such manager (such as ARM), may receive any amount or benefit in connection with a sale of any interest in such investment manager which results in an assignment of an investment management contract if (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not `interested persons'' (as defined in the 1940 Act) of the new investment manager or its predecessor; and (2) no `unfair burden'' (as defined in the 1940 Act) is imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto.
        With respect to the first condition of Section 15(f) relating to Board composition, the Board was advised that the Federated Fund's Board of Directors presently consists of thirteen (13) Directors, only three (3) of whom are `interested persons.'' With respect to the second condition of Section 15(f), while there is no specific definition of `unfair burden,'' it includes any arrangement, for two years after the transaction, pursuant to which the predecessor or successor adviser is entitled to receive compensation from any person in connection with the mutual fund's purchase or sale of securities, other than bona fide ordinary compensation as principal underwriter. The definition of unfair burden also includes any payments from the fund for other than bona fide investment advisory or other services. The Board considered the fact that representations were made by Federated and ARM that the agreement among Federated, ARM and ARM Capital would contain representations and covenants that the Reorganization would not impose an unfair burden on the State Bond Group.
        After reviewing and considering all of the information provided by Federated and ARM, including the terms of the Reorganization, the Board, including all of the Directors who are not interested persons of the State Bond Fund or ARM Capital, voted unanimously at a special telephonic meeting held on August 26, 1996, to approve the Reorganization and to recommend it to the shareholders of the State Bond Fund for their approval.
        THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE REORGANIZATION.

        Considerations of the Board of Directors of the Federated Fund. The Board of Directors of the Federated Fund, including the independent Directors, have unanimously concluded that consummation of the Reorganization is in the best interests of the Federated Fund and the shareholders of the Federated Fund and that the interests of Federated Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

Agreement Among ARM, ARM Capital and Federated
        The Reorganization is being proposed as part of an agreement by and among Federated, ARM and ARM Capital, pursuant to which ARM and ARM Capital would be compensated for selling to Federated the books, records and goodwill relating to the management of the State Bond Group and cooperating in facilitating the transaction contemplated by the agreement. As part of that agreement, ARM Capital and its affiliates have agreed not to compete with Federated by providing investment advisory services to certain investment companies. Following the Reorganization, ARM or its affiliates have agreed to provide certain services to shareholders for which ARM or its affiliates may receive fees paid by Federated and/or mutual funds in which the shareholders are invested.

Agreement with State Bond Tax Exempt Fund
        In connection with this Reorganization, the Federated Fund is also a party to an agreement and plan of reorganization whereby the Federated Fund would acquire all of the net assets of State Bond Tax Exempt Fund, a portfolio of State Bond Municipal Funds, Inc., in exchange for the Federated Fund's Class A Shares to be distributed pro rata by State Bond Tax Exempt Fund to the holders of its shares, in complete liquidation of State Bond Tax Exempt Fund. This Reorganization is not contingent upon the completion of the reorganization between the Federated Fund and State Bond Tax Exempt Fund. As of October 11, 1996, State Bond Tax Exempt Fund had net assets of $80,461,189 and had 7,413,841 shares outstanding. Information concerning the pro forma effects of this transaction, as well as the Reorganization, is included in the Statement of Additional Information dated October 31, 1996 (relating to this Prospectus/Proxy Statement).

Description of the Plan of Reorganization
        The Plan provides that the Federated Fund will acquire all of the net assets of the State Bond Fund in exchange for the Federated Fund's Class A Shares to be distributed pro rata by the State Bond Fund to its shareholders in complete liquidation of the State Bond Fund on or about December 13, 1996 (the "Closing Date"). Shareholders of the State Bond Fund will become shareholders of the Federated Fund as of the close of business on the Closing Date, and will be entitled to the Federated Fund's next dividend distribution.
        As of or prior to the Closing Date, the State Bond Fund will declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all taxable income for the period ending on the Closing Date. In addition, the State Bond Fund's dividend will include its net capital gains realized in the period ending on the Closing Date.
        Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the State Bond Fund and the Federated Fund, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the State Bond Fund prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.
        Federated Advisers is responsible for the payment of substantially all of the expenses of the Reorganization incurred by either party, whether or not the Reorganization is consummated. Such expenses include, but are not limited to, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the State Bond Fund shareholders and the costs of holding the Special Meeting (as hereinafter defined). ARM is responsible for the payment of the legal fees of the State Bond Fund. The accountants' fees of the State Bond Fund will be borne equally by Federated Advisers and ARM.
        The foregoing description of the Plan entered into between the Federated Fund and the State Bond Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference thereto.
Description of Federated Fund Shares
        Full and fractional Class A Shares of the Federated Fund will be issued without the imposition of a sales charge or other fee to the shareholders of the State Bond Fund in accordance with the procedures described above. Class A Shares of the Federated Fund to be issued to shareholders of the State Bond Fund under the Plan will be fully paid and nonassessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Fund dated October 31, 1996, provided herewith for additional information about Class A Shares of the Federated Fund.
Federal Income Tax Consequences
        As a condition to the Reorganization, the Federated Fund and the State Bond Fund will receive an opinion from Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Federated Fund, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Plan will constitute a tax-free reorganization under Section 368(a)(1)(C) of the Code; (2) no gain or loss will be recognized by the Federated Fund upon its receipt of the State Bond Fund's assets solely in exchange for Federated Fund Class A Shares; (3) no gain or loss will be recognized by the State Bond Fund upon the transfer of its assets to the Federated Fund in exchange for Federated Fund Class A Shares or upon the distribution (whether actual or constructive) of the Federated Fund Class A Shares to the State Bond Fund shareholders in exchange for their shares of the State Bond Fund; (4) no gain or loss will be recognized by shareholders of the State Bond Fund upon the exchange of their State Bond Fund shares for Federated Fund Class A Shares; (5) the tax basis of the State Bond Fund's assets acquired by the Federated Fund will be the same as the tax basis of such assets to the State Bond Fund immediately prior to the Reorganization; (6) the tax basis of Federated Fund Class A Shares received by each shareholder of the State Bond Fund pursuant to the Plan will be the same as the tax basis of State Bond Fund shares held by such shareholder immediately prior to the Reorganization; (7) the holding period of the assets of the State Bond Fund in the hands of the Federated Fund will include the period during which those assets were held by the State Bond Fund; and (8) the holding period of Federated Fund Class A Shares received by each shareholder of the State Bond Fund will include the period during which the State Bond Fund shares exchanged therefor were held by such shareholder, provided the State Bond Fund shares were held as capital assets on the date of the Reorganization.
        Shareholders should recognize that an opinion of counsel is not binding on the Internal Revenue Service (`IRS'') or any court. The State Bond Fund does not expect to obtain a ruling from the IRS regarding the consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the State Bond Fund, followed by the taxable liquidation of the State Bond Fund.

        The Federated Fund does not anticipate that taxable sales involving significant amounts of securities of the combined portfolio will have to be made after the Reorganization to effect a realignment with the policies and investment practices of the Federated Fund.

Comparative Information on Shareholder Rights and Obligations

        General. Both the Federated Fund and the State Bond Fund are open-end management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value. The Federated Fund is organized as a corporation under the laws of the State of Maryland and is governed by its Articles of Incorporation, Bylaws and Board of Directors, in addition to applicable state and federal law. The State Bond Fund is organized as a separate series of State Bond Tax-Free Income Funds, Inc. under the laws of the State of Maryland and is governed by its Articles of Incorporation, Bylaws and Board of Directors, in addition to applicable state and federal law. Set forth below is a brief summary of the significant rights of shareholders of the Federated Fund and the State Bond Fund.

        Shares of the Federated Fund and the State Bond Fund. The Federated Fund is authorized to issue 2,000,000,000 shares of common stock, par value $0.001 per share. The Board of Directors has established four classes of shares of the Federated Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares. The State Bond Fund has an authorized capital of 10,000,000,000 shares of common stock with a par value of $.00001 per share.
The State Bond Fund is currently the sole investment portfolio of State Bond Tax-Free Income Funds, Inc. and has only one class of shares. Issued and outstanding shares of both the Federated Fund and State Bond Fund are fully paid and nonassessable, and freely transferable.
        Voting Rights. Neither the Federated Fund nor the State Bond Fund is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of directors under certain circumstances. The Federated Fund requires that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the shares of the series of the Federated Fund entitled to vote. A special meeting of the shareholders of the State Bond Fund is required to be called upon the written request of shareholders representing not less than 25% of the shares issued and outstanding and entitled to vote. Each share of the Federated Fund gives the shareholder one vote in director elections and other matters submitted to shareholders for vote. All shares of each series or class in the Federated Fund have equal voting rights except that in matters affecting only a particular series or class, only shares of that series or class are entitled to vote. All shares of the State Bond Fund have equal voting rights.

        Directors. The Director shall be until his or her resignation or removal and until the election and qualification of his or her successor. A Director of the Federated Fund may be removed by a vote of a majority of all shares entitled to vote at any special meeting of shareholders. A vacancy on the Board may be filled by a majority of the Directors remaining in office. The Bylaws of the State Bond Fund provide that each Director holds office from the time of his or her election until the next annual meeting of shareholders and until his or her successor is duly elected and qualifies. A Director of the State Bond Fund may be removed, with or without cause, by the affirmative vote of a majority of the votes entitled to be cast for the election of Directors, and such shareholders may elect a qualified person as Director to replace the Director so removed. In case of any vacancy on the Board of Directors, a majority of the remaining Directors may elect a successor to hold office until the next annual meeting of the shareholders and until his or her successor is duly elected and qualifies. With respect to both the Federated Fund Bylaws of the Federated Fund provide that the term of office of each and the State Bond Fund, a meeting of shareholders will be required for the purpose of electing additional Directors whenever fewer than a majority of the Directors then in office were elected by shareholders.
        Liability of Directors and Officers. The Amended and Restated Articles of Incorporation of the Federated Fund and the Articles of Amendment and Restatement of the State Bond Fund both contain provisions eliminating liability of their respective directors and officers to the corporation or its shareholders to the fullest extent permitted by Maryland law. Therefore, directors and officers will not be liable for monetary damages to the corporation or its shareholders for breach of the duty of care. However, such elimination of liability regarding a director's duty of care does not permit the elimination or limitation of liability (1) to the extent that it is proved that the person actually received an improper benefit or profit in money, property or services; (2) to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person's action, or failure to act, was committed in bad faith or was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding; or (3) for any action or failure to act occurring prior to February 18, 1988. In addition, due to the provisions of the 1940 Act, shareholders would still have the right to pursue monetary claims against directors or officers for acts involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties as directors or officers. Under the agreement by and among Federated, ARM and ARM Capital, Federated has agreed for a period of three (3) years following the Closing Date to provide coverage under a directors and officers liability insurance policy for the current Directors of the State Bond Fund.
        Termination or Liquidation. In the event of the termination or liquidation of the Federated Fund or any fund or class of the Federated Fund or of the termination or liquidation of the State Bond Fund, the shareholders of the respective fund or class are entitled to receive, when and as declared by its Directors, the excess of the assets belonging to the respective fund or class over the liabilities belonging to the respective fund or class. In either case, the assets belonging to the fund or class will be distributed among the shareholders in proportion to the number of shares of the respective fund or class held by them.

Capitalization

        The following table sets forth the unaudited capitalization of the Class A Shares of the Federated Fund and the shares of the State Bond Fund as of October 11, 1996, and on a pro forma combined basis as of that date:
                          Federated Fund                      Pro Forma
                          (Class A Shares)  State Bond Fund    Combined*
Net Assets............... $2,976,891**      $18,673,205       $21,650,096
Net Asset Value Per Share   $10.40             $10.62           $10.40
Shares Outstanding.......   286,137          1,758,375         2,080,994

* Assuming the Federated Fund also acquires the net assets of State Bond Tax Exempt Fund, as described previously, the pro forma combined fund would have net assets of $102,111,285, a net asset value per share of $10.40 and 9,814,876 shares outstanding.
**Class A Shares of the Federated Fund were established by the Board of Directors, commencing August 5, 1996. The net assets of all classes of shares of the Federated Fund as of October 11, 1996 were $386,333,704.

INFORMATION ABOUT THE FEDERATED FUND
AND THE STATE BOND FUND

Federated Municipal Opportunities Fund, Inc.

        Information about the Federated Fund is contained in the Federated Fund's current Prospectus dated October 31, 1996, a copy of which is included herewith and incorporated herein by reference. Additional information about the Federated Fund is included in the Federated Fund's Annual Report to Shareholders dated August 31, 1996, the Statement of Additional Information dated October 31, 1996, and the Statement of Additional Information dated October 31, 1996 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Annual Report and Statements of Additional Information, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by contacting the Federated Fund at 1-800-245-5051, option one, or by writing the Federated Fund at Federated Investors Tower, Pittsburgh, PA 15222-3779. The Federated Fund is subject to the informational requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Federated Fund can be obtained by calling or writing the Federated Fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549 and at certain of its regional offices located at Suite 1400, Northwestern Atrium Center, 500 West Madison Street, Chicago, IL 60661 and 13th Floor, Seven World Trade Center, New York, NY 10048. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates.

        This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Federated Fund with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.
State Bond Minnesota Tax-Free Income Fund

        Information about the State Bond Fund and State Bond Tax-Free Income Funds, Inc. is contained in the State Bond Fund's current Prospectus dated November 1, 1995, the Annual Report to Shareholders dated June 30, 1996, the Statement of Additional Information dated November 1, 1995, and the Statement of Additional Information dated October 31, 1996 (relating to this Prospectus/Proxy



Statement), each of which is incorporated herein by reference. Copies of such Prospectus, Annual Report, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the State Bond Fund by calling 1-800-328-4735 or by writing to the State Bond Fund at 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069. The State Bond Fund is subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by State Bond Tax-Free Income Funds, Inc. or its portfolio, the State Bond Fund, can be obtained by calling or writing the State Bond Fund and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section.

VOTING INFORMATION
        This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Directors of the State Bond Fund of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held at 4:30 p.m. on December 9, 1996 at: 100 North Minnesota Street, New Ulm, Minnesota 56073-0069, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the State Bond Fund an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.



        The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated Advisers. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the State Bond Fund, Federated Advisers and their respective affiliates at no additional cost to the State Bond Fund. Such solicitations may be by telephone, telegraph or personal contact. Federated Advisers will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.
Outstanding Shares and Voting Requirements
        The Board of Directors of the State Bond Fund has fixed the close of business on October 11, 1996, as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof. As of the record date, there were 1,758,375 shares of the State Bond Fund outstanding. Each of the State Bond Fund's shares is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the Directors and officers of the State Bond Fund as a group owned less than 1% of the outstanding shares of the State Bond Fund. To the best knowledge of ARM Capital, as of the record date, no person owned beneficially or of record 5% or more of the State Bond Fund's outstanding shares.
        As of the record date, there were 286,137 Class A, 182,792 Class B, 1,860 Class C and 36,663,760 Class F Shares of the Federated Fund outstanding. On the record date, the Directors and officers of the Federated Fund as a group owned less than 1% of the outstanding Class A, Class B, Class C and Class F Shares of the Federated Fund. To the best knowledge of Federated Advisers, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the Federated Fund's outstanding Class A, Class B, Class C or Class F Shares.




                                                  PERCENT OF
           NAME AND ADDRESS           SHARES      OUTSTANDING
CLASS A                               OWNED       SHARES
SHARES


           Merrill Lynch Pierce
           Fenner & Smith
           Jacksonville, Florida      276,261.000   96.54%




                                                  PERCENT OF
           NAME AND ADDRESS           SHARES      OUTSTANDING
                                      OWNED       SHARES




CLASS B
SHARES


           William P. Betchman and
           Shirley P. Betchman,
           joint tenants in commomn


           Charleston, South          23,832.221   13.02%
           Carolina

           BHC Securities, Inc.
           Philadelphia,              21,127.782   11.54%
           Pennsylvania

           LEWCO Securities Corp.
           Jersey City, New Jersey    16,755.387   9.15%


           Merrill Lynch Pierce
           Fenner & Smith
           Jacksonville, Florida      14,560.000   7.95%


           Ann Smith and Christine
           E. Datz, joint with right
           of survivorship
           New York, New York         11,015.326   6.02%


           Harry Bass
           Briarwood, New York        9,637.414   5.26%

                                                  PERCENT OF
CLASS C                               SHARES      OUTSTANDING



SHARES     NAME AND ADDRESS           OWNED       SHARES


           Key Clearing Corp.
           Brooklyn, Ohio             1,685.832   90.63%

                                                  PERCENT OF
CLASS F                               SHARES      OUTSTANDING
SHARES     NAME AND ADDRESS           OWNED       SHARES


           Merrill Lynch Pierce
           Fenner & Smith
           Jacksonville, Florida      9,858,844.843   26.82%


        Approval of the Plan requires the affirmative vote of a majority of the outstanding shares of the State Bond Fund. The votes of shareholders of the Federated Fund are not being solicited since their approval is not required in order to effect the Reorganization.
        One-third of the issued and outstanding shares of the State Bond Fund, represented in person or by proxy, will be required to constitute a quorum at the Special Meeting for the purpose of voting on the proposed Reorganization. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Special Meeting. Because approval of the Reorganization requires the approval of a majority of the outstanding shares of the State Bond Fund, abstentions and "broker non-votes" will have the same effect as if they were votes against the Reorganization.



Dissenter's Right of Appraisal
        Shareholders of the State Bond Fund objecting to the Reorganization have no appraisal rights under the State Bond Fund's Articles of Incorporation or Maryland law. Under the Plan, if approved by State Bond Fund shareholders, each shareholder will become the owner of Class A Shares of the Federated Fund having a total net asset value equal to the total net asset value of his or her holdings in the State Bond Fund at the Closing Date.
OTHER MATTERS AND DISCRETION OF PERSONS NAMED IN THE PROXY

        Management of the State Bond Fund knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

        If at the time any session of the Special Meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment.




        Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.



                                                       EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

        AGREEMENT AND PLAN OF REORGANIZATION dated September 23, 1996 (the "Agreement"), between FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., a Maryland corporation (hereinafter called the "Acquiring Fund"), and STATE BOND TAX-FREE INCOME FUNDS, INC., a Maryland corporation (hereinafter called the "Corporation") on behalf of its portfolio STATE BOND MINNESOTA TAX-FREE INCOME FUND (hereinafter called the "Acquired Fund").
       This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the net assets of the Acquired Fund in exchange solely for Class A Shares of the Acquiring Fund (the "Acquiring Fund Shares") and the distribution, after the Closing Date (as hereinafter defined), of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.



       WHEREAS, the Corporation and the Acquiring Fund are registered open-end management investment companies and the Acquired Fund owns securities in which the Acquiring Fund is permitted to invest;
       WHEREAS, both the Acquired Fund and the Acquiring Fund are authorized to issue shares of common stock or shares of beneficial interest, as the case may be;
       WHEREAS, the Board of Directors, including a majority of the directors who are not "interested persons" (as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), of the Acquiring Fund has determined that the exchange of all of the net assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and
        WHEREAS, the Board of Directors, including a majority of the directors who are not "interested persons" (as defined under the 1940 Act), of the Corporation has determined that the exchange of all of the net assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund shareholders;
        NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:
     1.TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING
       FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.
     1.1 Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund all of the net assets of the Acquired Fund, including all securities and cash, other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in paragraph 1.5, beneficially owned by the Acquired Fund, and the Acquiring Fund agrees in exchange therefor to deliver to the Acquired Fund the number of



Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3. Such transaction shall take place at the closing (the "Closing") on the closing date (the "Closing Date") provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account, for the benefit of its shareholders, on the stock record books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.
     1.2 The Acquired Fund will discharge or make provision for the discharge of all of its liabilities and obligations prior to or on the Closing Date.
     1.3 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company (hereinafter called "State Street"), Boston, Massachusetts, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, together with proper instructions and all necessary documents to transfer to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims created by the Acquired Fund. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.
     1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund thereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.




     1.5 As soon after the Closing Date as is conveniently practicable, the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. In addition, each Acquired Fund Shareholder shall have the right to receive any unpaid dividends or other distributions which were declared before the Valuation Date (as hereinafter defined) with respect to the shares of the Acquired Fund that are held by the shareholder on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share record books of the Acquiring Fund in the names of the Acquired Fund Shareholders, and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders, based on their ownership of shares of the Acquired Fund on the Closing Date. All issued and outstanding Shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares, after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.
     1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
     1.8 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Corporation up to and including the Closing Date and such later dates, with respect to dissolution and deregistration of the Corporation, on which the Corporation is dissolved and deregistered.
     1.9 The Corporation shall be deregistered as an investment company under the 1940 Act and dissolved as a Maryland corporation as promptly as practicable following the Closing Date and the making of all distributions pursuant to paragraph 1.5.
     2.VALUATION.
     2.1 The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (such time and date being herein called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.
     2.2 The net asset value of each Acquiring Fund Share shall be the net asset value per share computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.
     2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of one Acquiring Fund Share determined in accordance with paragraph 2.2.
     2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.
     3.CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be December 13, 1996 or such later date as the parties may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at 4:00 p.m. (Eastern time) at the offices of the Acquiring Fund, Federated Investors Tower, Pittsburgh, PA 15222-3779, or such other time and/or place as the parties may mutually agree.

     3.2 If on the Valuation Date (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
     3.3 ARM Transfer Agency, Inc., as transfer agent for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption agreements, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     4.REPRESENTATIONS AND WARRANTIES.
     4.1 The Corporation represents and warrants to the Acquiring Fund as follows:
             (a) The Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has power to own all of its properties and assets and to carry out this Agreement.
             (b) The Corporation is registered under the 1940 Act, as an open-end, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.
             (c) The Corporation is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Corporation's Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound.
             (d) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will result in liability to it after the Closing Date.
             (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
             (f) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
             (g) The Statement of Assets and Liabilities of the Acquired Fund at June 30, 1995 and 1996, have been audited by Ernst & Young LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.
             (h) Since June 30, 1996, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.
             (i) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed or an appropriate extension obtained, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof or contest in good faith, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.
             (j) For each fiscal year of its operation, subject to applicable statute of limitation periods, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.
             (k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.
             (l) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.
             (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Corporation and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).
             (n) The prospectus/proxy statement of the Acquired Fund (the "Prospectus/Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5 (only insofar as it relates to the Acquired Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
     4.2 The Acquiring Fund represents and warrants to the Corporation as follows:
             (a) The Acquiring Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to carry on its business as it is now being conducted and to carry out this Agreement.
             (b) The Acquiring Fund is registered under the 1940 Act as an open-end, diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.
             (c) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Articles of Incorporation or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.
             (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
             (e) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
             (f) The Statement of Assets and Liabilities of the Acquiring Fund at August 31, 1995 and 1996, have been audited by Deloitte & Touche LLP, independent auditors, and have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.
             (g) Since August 31, 1996, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund.
             (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed or an appropriate extension obtained, by such date shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof or contest in good faith, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.
             (i) For each fiscal year of its operation, subject to applicable statute of limitation periods, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.
             (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.
             (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).
             (l) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
     5.COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.
     5.2 The Corporation will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
     5.3 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Corporation's President and its Treasurer.

     5.5 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement, referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940



Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

     5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     5.7 Prior to the Valuation Date, the Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Date, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before June 30, 1996 and for the period from said date to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before June 30, 1996 and in the period from said date to and including the Closing Date.

     6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.
        The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     6.1 All representations and warranties of the Corporation contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.
     6.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund.
     6.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Corporation made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.
     7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.
        The obligations of the Acquired Fund to consummate the transactions provided herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     7.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.
     7.2 The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or Vice



President and its Treasurer, in form and substance satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.
     7.3 There shall not have been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business since the date hereof other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness, except as otherwise disclosed to and accepted by the Acquired Fund.
     8.FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND
       AND THE ACQUIRED FUND.
        If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, either party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.
     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Corporation's Articles of Incorporation and the 1940 Act.
     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.
     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
     8.5 The Acquiring Fund and the Corporation shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for federal income tax purposes:
             (a) The transfer of all of the Acquired Fund net assets in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code; (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares; (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund;
(d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares;
(e) The tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (f) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization; (g) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (h) The holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization).
     9.TERMINATION OF AGREEMENT.

     9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors of the Corporation or the Board of Directors of the Acquiring Fund at any time prior to the Closing Date (and notwithstanding any vote of the Acquired Fund Shareholders) if circumstances should develop that, in the opinion of either of the parties' Board, make proceeding with this Agreement inadvisable.

     9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the directors or officers of the Corporation or the Acquiring Fund or the shareholders of the Acquiring Fund or of the Acquired Fund, in respect of this Agreement.



     10.    WAIVER.
        At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of Directors of the Acquiring Fund or the Board of Directors of the Corporation, if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or of the Acquired Fund, as the case may be.
     11.    MISCELLANEOUS.
     11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.
     11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.
     11.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflicts of laws.
     11.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
     11.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     11.6 An agreement has been entered into under which Federated Advisers will assume substantially all of the expenses of the reorganization including registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund Shareholders and the costs of holding the special meeting of shareholders. ARM Financial Group, Inc. will assume the legal fees of the Acquired Fund. The accountants' fees of the Acquired Fund will be borne equally by Federated Advisers and ARM Financial Group, Inc.

     [THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK]


        IN WITNESS WHEREOF, the Acquired Fund and the Acquiring Fund have each caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

                              Acquired Fund:
                              STATE BOND TAX-FREE INCOME FUNDS,
                              INC.,
                              on behalf of its portfolio,
Attest:                       STATE BOND MINNESOTA TAX-FREE
                              INCOME FUND






/s/ Sheri Bean                                         By:  /s/ Kevin L. Howard

Name:  Sheri Bean                    Name:  Kevin L. Howard
Title:   Assistant Secretary         Title:   Vice President and Secretary





                              Acquiring Fund:
Attest:                       FEDERATED MUNICIPAL OPPORTUNITIES  FUND, INC.




/s/ S. Elliott Cohan                                   By:  /s/ J. Christopher
Donahue
Name:  S. Elliott Cohan              Name:  J. Christopher Donahue
Title:   Assistant Secretary         Title:   Executive Vice President












G01866-02





STATEMENT OF ADDITIONAL INFORMATION
October 31, 1996
ACQUISITION OF THE ASSETS OF
STATE BOND MINNESOTA TAX-FREE INCOME FUND,
A PORTFOLIO OF
STATE BOND TAX-FREE INCOME FUNDS, INC.
100 NORTH MINNESOTA STREET
P.O. BOX 69
NEW ULM, MINNESOTA  56073-0069
TELEPHONE NUMBER:  1-800-328-4735
BY AND IN EXCHANGE FOR CLASS A SHARES OF
FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA  15222-3779
TELEPHONE NUMBER:  1-800-245-5051, OPTION ONE

        This Statement of Additional Information dated October 31, 1996 is not a prospectus. A Prospectus/Proxy Statement dated October 31, 1996 related to the above-referenced matter may be obtained from Federated Municipal Opportunities Fund, Inc., Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.
This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

        1. STATEMENT OF ADDITIONAL INFORMATION OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., DATED OCTOBER 31, 1996.




        2. STATEMENT OF ADDITIONAL INFORMATION OF STATE BOND MINNESOTA TAX-FREE INCOME FUND, A PORTFOLIO OF STATE BOND TAX-FREE INCOME FUNDS, INC., DATED NOVEMBER 1, 1995.

        3. FINANCIAL STATEMENTS OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., DATED AUGUST 31, 1996.

        4. FINANCIAL STATEMENTS OF STATE BOND MINNESOTA TAX-FREE INCOME FUND, A PORTFOLIO OF STATE BOND TAX-FREE INCOME FUNDS, INC., DATED JUNE 30, 1996.

        5. PRO FORMA FINANCIAL INFORMATION OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., DATED AUGUST 31, 1996.

        The Statement of Additional Information of Federated Municipal Opportunities Fund, Inc. (the "Federated Fund"), dated October 31, 1996, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Federated Fund's Registration Statement on Form N-1A (File Nos. 33-11410 and 811-4533) which was filed with the Securities and Exchange Commission on or about October 25, 1996. A copy may be obtained, upon request and without charge, from the Federated Fund at Federated Investors Tower, Pittsburgh, PA 15222-3279; telephone number: 1800-245-5051, option one.
        The Statement of Additional Information of State Bond Minnesota Tax-Free Income Fund (the "State Bond Fund"), a portfolio of State Bond Tax-Free Income Funds, Inc. (the "Corporation"), dated November 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 10 to the Corporation's Registration Statement on Form N-1A (File Nos. 33-18934 and 811-5412) which was filed with the Securities and Exchange Commission on or about August 28, 1995.
A copy may be obtained, upon request and without charge, from the State Bond Fund at 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069; telephone number: 1-800-328-4735.
        The audited financial statements of the Federated Fund, dated August 31, 1996, are incorporated herein by reference to the Federated Fund's Annual Report to Shareholders dated August 31, 1996 which was filed with the Securities and Exchange Commission. A copy may be obtained, upon request and without charge, from the Federated Fund at Federated Investors Tower, Pittsburgh, PA 15222-3279; telephone number: 1-800-245-5051, option one.
        The audited financial statements of the State Bond Fund, dated June 30, 1996, are incorporated herein by reference to the State Bond Fund's Annual Report to Shareholders dated June 30, 1996, which was filed with the Securities and Exchange Commission. A copy may be obtained, upon request and without charge, from the State Bond Fund at 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069; telephone number 1-800-328-4735.
        The pro forma financial information of the Federated Fund, dated
August 31, 1996 is included herein.
        FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)
        STATE BOND MINNESOTA TAX-FREE INCOME FUND
        STATE BOND TAX EXEMPT FUND
        INTRODUCTION TO PROPOSED MERGER
        AUGUST 31, 1996 (UNAUDITED)






          THE ACCOMPANYING UNAUDITED PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS, STATEMENT OF ASSETS AND LIABILITIES, AND STATEMENT OF OPERATIONS REFLECT THE ACCOUNTS OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., STATE BOND MINNESOTA TAX-FREE INCOME FUND, AND STATE BOND TAX EXEMPT FUND, COLLECTIVELY (`THE FUNDS''), FOR THE YEAR ENDED AUGUST 31, 1996. THESE STATEMENTS HAVE BEEN DERIVED FROM THE BOOKS AND RECORDS UTILIZED IN CALCULATING DAILY NET ASSET VALUES AT AUGUST 31, 1996. THE ACCOUNTS REFLECTED ON THE STATE BOND MINNESOTA TAX-FREE INCOME FUND AND STATE BOND TAX EXEMPT FUND HAVE BEEN BROUGHT UP TO AUGUST 31, 1996. THIS UPDATING WAS ACCOMPLISHED BY ADDING THE RESULTS OF OPERATIONS FROM JULY 1, 1996 THROUGH AUGUST 31, 1996 TO ITS JUNE 30, 1996 FISCAL YEAR ENDS, AND DEDUCTING THE RESULTS OF OPERATIONS FROM JULY 1, 1995 THROUGH AUGUST 31, 1995. THE PRO FORMA STATEMENTS GIVE EFFECT TO THE PROPOSED TRANSFER OF ASSETS FROM STATE BOND MINNESOTA TAX-FREE INCOME FUND IN EXCHANGE FOR CLASS A SHARES OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. AND THE PROPOSED TRANSFER OF ASSETS FROM STATE BOND TAX EXEMPT FUND IN EXCHANGE FOR CLASS A SHARES OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. THESE TWO SEPARATE PROPOSED TRANSFERS WILL OCCUR SIMULTANEOUSLY.




PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)








FEDERATED                                                               FEDERATED
MUNICIPAL                                                               MUNICIPAL
OPPORTUNITIES                                                           OPPORTUNITIES
FUND, INC.                                                              FUND, INC.
(FORMERLY,     STATE                                                    (FORMERLY,      STATE BOND
FORTRESS       BOND      STATE                                          FORTRESS        MINNESOTA     STATE BOND
MUNICIPAL      MINNESOTA BOND                                           MUNICIPAL       TAX-FREE       TAX
INCOME         TAX-FREE  TAX        PRO FORMA                           INCOME          INCOME FUND    EXEMPT      PRO FORMA
FUND, INC.)    INCOME    EXEMPT     COMBINED                            FUND, INC.)                   FUND         COMBINED
               FUND      FUND

                                                             MOODY'S/
 PRINCIPAL     PRINCIPAL                                     S&P
AMOUNT         AMOUNT    PRINCIPAL  PRINCIPAL                RATING*    VALUE           VALUE         VALUE        VALUE
                         AMOUNT     AMOUNT

MUNICIPAL BONDS (97.7%)

                                               ALABAMA-
                                               1.2%

6,000,000      ---       ---        6,000,000  Courtland,
                                               AL, IDB,
                                               Solid Waste   BBB/Baa1   5,869,680       ---           ---          5,869,680
                                               Disposal
                                               Revenue



                                               Bonds
                                               (Series A),
                                               6.375%
                                               (Champion
                                               Internationa
                                               l
                                               Corp.)/(Orig
                                               inal Issue
                                               Yield:
                                               6.52%),
                                               3/1/2029

                                               ALASKA--
                                               0.4%

---            ---       690,000    690,000    Alaska
                                               Housing
                                               Finance
                                               Corp.,
                                               Collateraliz
                                               ed,
                                               Veterans
                                               Mortgage
                                               Program,
                                               Series 1991
                                               B-1, 6.900%,
                                               due 2032      Aaa/AAA    ---             ---           708,471      708,471

---            ---       325,000    325,000    Alaska        Aaa/AAA



                                               Housing                  ---             ---           334,419      334,419
                                               Finance
                                               Corp.,
                                               Collaterized
                                               Home
                                               Mortgage
                                               Bonds, 1988
                                               Series A-1,
                                               7.625%, due
                                               2013

---            ---       1,000,000  1,000,000  Alaska
                                               Valdez
                                               Marine
                                               Terminal,
                                               5.650%,
                                               due 2028      Aa3/AA-    ---             ---           940,090      940,090

                                                   Total                ---             ---           1,982,980    1,982,980

                                               ARIZONA-0.3%

---            ---       1,500,000  1,500,000  Arizona       A/A        ---             ---           1,478,205    1,478,205
                                               Industrial
                                               Development
                                               Authority,
                                               5.450%, due
                                               2009



                                               ARKANSAS--
                                               1.7%

2,920,000      ---       ---        2,920,000  Conway, AR,
                                               Hospital      BBB/NR     2,976,560       ---           ---          2,976,560
                                               Authority,
                                               Revenue
                                               Bonds,
                                               7.125%
                                               (Conway
                                               Regional
                                               Hospital),
                                               2/1/2013

3,000,000      ---       ---        3,000,000  Conway, AR,
                                               Hospital      BBB/NR     3,205,800       ---           ---          3,205,800
                                               Authority,
                                               Revenue
                                               Refunding
                                               Bonds,
                                               8.125%
                                               (Conway
                                               Regional
                                               Hospital),
                                               7/1/2005

1,000,000      ---       ---        1,000,000  Conway, AR,
                                               Hospital      BBB/NR     1,074,850       ---           ---          1,074,850
                                               Authority,



                                               Revenue
                                               Refunding
                                               Bonds,
                                               8.375%
                                               (Conway
                                               Regional
                                               Hospital),
                                               7/1/2011

1,000,000      ---       ---        1,000,000  Little Rock,
                                               AR, Health    A+/NR      1,062,400       ---           ---          1,062,400
                                               Facilities
                                               Board,
                                               Revenue
                                               Refunding
                                               Bonds, 7.00%
                                               (Baptist
                                               Medical
                                               Center, AR),
                                               10/1/2017

                                                   Total                8,319,610       ---           ---          8,319,610

                                               CALIFORNIA-
                                               0.5%

---            ---       500,000    500,000    Berkeley,
                                               CA, School
                                               District,



                                               5.800%,
                                               due 2020      Aaa/AAA    ---             ---           488,600      488,600

---            ---       1,000,000  1,000,000  Central
                                               Coast Water
                                               Authority
                                               Revenue
                                               Bonds,
                                               Series 1992,  Aaa/AAA    ---             ---           1,075,550    1,075,550
                                               6.350%, due
                                               2007

---            ---       1,000,000  1,000,000  Walnut
                                               Valley, CA,
                                               Water
                                               District,
                                               Certificate
                                               of
                                               Participation,
                                               6.125%,
                                               n, 6.125%,
                                               AL, IDB,
                                               Solid Waste   BBB/Baa1   5,869,680       ---           ---          5,869,680
                                               Disposal
                                               Revenue



                                               Bonds
                                               (Series A),
                                               6.375%
                                               (Champion
                                               International

                    Bonds
                                               (Series A-
                                               2), 7.70%
                                               (FHA GTD),
                                               2/1/2023

2,775,000      ---       ---        2,775,000  Colorado
                                               HFA, SFM      AA/NR      2,891,162       ---           ---          2,891,162
                                               Revenue
                                               Bonds
                                               (Series C-
                                               2), 7.375%
                                               (FHA GTD),
                                               8/1/2023

295,000        ---       ---        295,000    El Paso
                                               County, CO,   AAA/NR     310,573         ---           ---          310,573
                                               HFA, SFM
                                               Revenue
                                               Bonds, 8.00%
                                               (GNMA COL),
                                               9/1/2022

---            ---       210,000    210,000    Housing
                                               Finance       Aa/NR      ---             ---           214,505      214,505
                                               Agency,
                                               Single



                                               Family
                                               Housing
                                               Revenue
                                               Bonds, 1986
                                               Series A,
                                               8.000%, due
                                               2017

                                                   Total                3,930,985       ---           214,505      4,145,490

                                               DISTRICT OF
                                               COLUMBIA-
                                               0.3%

---            ---       1,250,000  1,250,000  District of   NR/AAA     ---             ---           1,275,012    1,275,012
                                               Columbia
                                               University
                                               Revenue
                                               Bonds,
                                               6.300%, due
                                               2013

                                               IDAHO--0.9%

1,145,000      ---       ---        1,145,000  Idaho
                                               Housing       AA/NR      1,193,823       ---           ---          1,193,823
                                               Agency, SFM
                                               Revenue
                                               Bonds



                                               (Series A),
                                               7.50% (FHA
                                               GTD),
                                               7/1/2024

2,785,000      ---       ---        2,785,000  Idaho
                                               Housing       AA/Aa      2,918,290       ---           ---          2,918,290
                                               Agency, SFM
                                               Revenue
                                               Bonds
                                               (Series F-
                                               2), 7.80%
                                               (FHA GTD),
                                               1/1/2023

                                                   Total                4,112,113       ---           ---          4,112,113

                                               ILLINOIS--
                                               7.0%

---            ---       2,000,000  2,000,000  Chicago, IL,
                                               Water
                                               Revenue
                                               Bonds,
                                               7.200% due    A1/AA-     ---             ---           2,194,460    2,194,460
                                               2016

---            ---       1,000,000  1,000,000  Chicago, IL,
                                               Public



                                               District
                                               Capital
                                               Improvement   Aaa/AAA    ---             ---           1,024,200    1,024,200
                                               Bonds,
                                               5.450%, due
                                               2004

---            ---       1,480,000  1,480,000  City of
                                               Chicago, IL,
                                               Gas Supply
                                               Revenue
                                               Bonds,        Aa3/AA-    ---             ---           1,606,111    1,606,111
                                               7.500%, due
                                               2015

---            ---       1,100,000  1,100,000  City of       Aa3/AA     ---             ---           1,198,076    1,198,076
                                               Chicago, IL,
                                               Gas Supply
                                               Revenue
                                               Bonds,
                                               7.500%, due
                                               2015

--             ---       500,000    500,000    Cook County,  Aaa/AAA    ---             ---           499,945      499,945
                                               IL, 6.000%,
                                               due 2017

---            ---       1,000,000  1,000,000  Cook County,
                                               IL Community
                                               Cons.



                                               School        Aaa/AAA    ---             ---           1,023,880    1,023,880
                                               District #6,
                                               5.875%, due
                                               2008

4,500,000      ---       ---        4,500,000  Granite
                                               City, IL,
                                               Hospital      BB+/Baa    4,637,520       ---           ---          4,637,520
                                               Facilities
                                               Authority,
                                               Revenue
                                               Refunding
                                               Bonds
                                               (Series A),
                                               8.125% (St.
                                               Elizabeth
                                               Medical
                                               Center)/(Ori
                                               ginal Issue
                                               Yield:
                                               8.167%),
                                               6/1/2008

3,000,000      ---       ---        3,000,000  Illinois
                                               Development   NR         2,667,210       ---           ---          2,667,210
                                               Finance
                                               Authority,
                                               Housing
                                               Revenue



                                               Bonds, 6.10%
                                               (Catholic
                                               Charities
                                               Housing
                                               Development
                                               Corp),
                                               1/1/2020

10,000,000     ---       ---       10,000,000  Illinois
                                               Health        NR         10,459,300      ---           ---          10,459,300
                                               Facilities
                                               Authority,
                                               Hospital
                                               Revenue
                                               Bonds
                                               (Series A),
                                               9.25%
                                               (Edgewater
                                               Hospital &
                                               Medical
                                               Center, IL),
                                               7/1/2024

---            ---       1,400,000  1,400,000  Illinois
                                               Health
                                               Facility
                                               Authorized
                                               Revenue,
                                               6.000%, due   Aaa/AAA    ---             ---           1,378,468    1,378,468



                                               2015

---            ---       1,000,000  1,000,000  Illinois
                                               State
                                               Dedicated
                                               Tax, 6.000%,
                                               due
                                               2015          Aaa/AAA    ---             ---           998,760      998,760

---            ---       1,050,000  1,050,000  Illinois
                                               State
                                               University
                                               Auxiliary
                                               Facility
                                               System,
                                               Board of
                                               Regents
                                               Revenue
                                               Bonds,
                                               Series 1989,  Aaa/A      ---             ---           1,156,680    1,156,680
                                               7.400%, due
                                               2014

---            ---       500,000    500,000    Illinois
                                               State
                                               University
                                               Auxiliary
                                               Facility
                                               System,



                                               Board of
                                               Regents
                                               Revenue
                                               Bonds,
                                               Series        Aaa/A      ---             ---           550,800      550,800
                                               1989,
                                               7.400%, due
                                               2013

---            ---       2.350,000  2.350,000  Metropolitan
                                               Pier
                                               Exposition
                                               Authority,
                                               IL,
                                               Dedicated
                                               State Tax
                                               Rev. Bonds,
                                               6.000%, due   A/A+       ---             ---           2,337,052    2,337,052
                                               2104

---            ---       2,000,000  2,000,000  Rolling
                                               Meadows, IL,
                                               Mortgage
                                               Revenue
                                               Bonds
                                               Woodfield
                                               Garden,
                                               7.750%



                                               due 2004      NR/A-      ---             ---           2,122,240    2,122,240

                                                   Total                17,764,030      ---           16,090,672   33,854,702

                                               INDIANA--
                                               9.2%

---            ---       550,000    550,000    Beech Grove,
                                               IN, IDR
                                               8.750%,       A1/A       ---             ---           556,424      556,424
                                               (Westvaco
                                               Corp) due
                                               2010

---            ---       1,000,000  1,000,000  Highland,
                                               IN, School
                                               Building
                                               Corp.,
                                               6.750%, due   NR/AAA     ---             ---           1,105,850    1,105,850
                                               2012

                         1,300,000  1,300,000  Indiana
                                               Municipal
                                               Power
                                               Agency,
                                               Series
                                               1992 A,       Aaa/AAA    ---             ---           1,363,245    1,363,245
                                               6.000%, due
                                               2007



3,000,000      ---       ---        3,000,000  Indiana Port
                                               Commission,   NR/Aa3     3,232,500       ---           ---          3,232,500
                                               Port
                                               Facility
                                               Revenue
                                               Refunding
                                               Bonds,
                                               6.875%
                                               (Cargill,
                                               Inc.),
                                               5/1/2012

855,000        ---       ---        855,000    Indiana
                                               State HFA,    NR/Aaa     902,410         ---           ---          902,410
                                               SFM Revenue
                                               Bonds
                                               (Series A),
                                               8.20% (GNMA
                                               COL),
                                               7/1/2020

---            ---       1,100,000  1,100,000  Indiana
                                               State Toll
                                               Roads,
                                               Revenue
                                               Refunding     A-/A       ---             ---           1,099,967    1,099,967
                                               Bond, 6.00%,
                                               due 2013



2,785,000      ---       ---        2,785,000  Indiana
                                               State HFA,    NR/Aaa     2,941,406       ---           ---          2,941,406
                                               SFM Revenue
                                               Home
                                               Mortgage
                                               Program
                                               (Series F-
                                               2), 7.75%
                                               (GNMA COL),
                                               7/1/2022

---            ---       1,150,000  1,150,000  Indiana
                                               Transportati
                                               on Finance
                                               Authority,
                                               Series A,     A/NR       ---             ---           1,160,108    1,160,108
                                               6.250%, due
                                               2016

17,100,000     ---       ---        17,100,000 Indianapolis, IN
                                               Airport       BBB/Baa2   18,041,355      ---           ---          18,041,355
                                               Authority,
                                               Special
                                               Facilities
                                               Revenue
                                               Bonds, 7.10%
                                               (Federal
                                               Express



                                               Corp.)/(Orig
                                               inal Issue
                                               Yield:
                                               7.178%),
                                               1/15/2017

---            ---       3,225,000  3,225,000  Indianapolis, IN
                                               Public
                                               Improvement
                                               Bonds, Bank   Aaa/NR     ---             ---           3,558,014    3,558,014
                                               Series C,
                                               6.700%, due
                                               2017

2,750,000      ---       ---        2,750,000  LaPorte
                                               County, IN,
                                               Hospital      BBB-/Aaa   2,870,780       ---           ---          2,870,780
                                               Authority,
                                               Hospital
                                               Facilities
                                               Revenue
                                               Refunding
                                               Bond, 8.75%
                                               (LaPorte
                                               Hospital,
                                               Inc.,
                                               IN)/(United
                                               States
                                               Treasury



                                               PRF)/(Origin
                                               al Issue
                                               Yield:
                                               8.848%),
                                               3/1/1997
                                               (@102)

5,000,000      ---       ---        5,000,000  LaPorte
                                               County, IN,
                                               Hospital      BBB/Baa1   4,587,750       ---           ---          4,587,750
                                               Authority,
                                               Hospital
                                               Facility
                                               Revenue
                                               Refunding
                                               Bonds, 6.00%
                                               (LaPorte
                                               Hospital,
                                               Inc.,
                                               IN)/(Origina
                                               l Issue
                                               Yield:
                                               6.35%),
                                               3/1/2023

3,000,000      ---       ---        3,000,000  LaPorte
                                               County, IN,
                                               Hospital      BBB/Baa    2,908,350       ---           ---          2,908,350
                                               Authority,



                                               Hospital
                                               Facility
                                               Revenue
                                               Refunding
                                               Bonds, 6.25%
                                               (LaPorte
                                               Hospital,
                                               Inc.,
                                               IN)/(Origina
                                               l Issue
                                               Yield:
                                               6.35%),
                                               3/1/2012

                                                   Total                35,484,551      ---           8,843,608    44,328,159

                                               IOWA--0.2%

1,000,000      ---       ---        1,000,000  Davenport,
                                               IA, PCA, PCR  NR         1,057,090       ---           ---          1,057,090
                                               Refunding
                                               Bonds,
                                               Nicols-
                                               Homeshield
                                               Project,
                                               8.375%
                                               (Quanex
                                               Corp.),



                                               12/1/2005

                                               KENTUCKY--
                                               1.0%

3,500,000      ---       ---        3,500,000  Kenton
                                               County, KY,
                                               Airport       BB/Ba3     3,729,600       ---           ---          3,729,600
                                               Board,
                                               Special
                                               Facilities
                                               Revenue
                                               Bonds
                                               (Series A),
                                               7.50% (Delta
                                               Air Lines,
                                               Inc.)/(Origi
                                               nal Issue
                                               Yield:
                                               7.60%),
                                               2/1/2020

1,200,000      ---       ---        1,200,000  Kentucky
                                               Pollution     NR         1,200,000       ---           ---          1,200,000
                                               Abatement &
                                               Water
                                               Resource
                                               Finance
                                               Authority



                                               Daily VRDNs
                                               (Toyota
                                               Motor Credit
                                               Corp.)

                                                   Total                4,929,600       ---           ---          4,929,600

                                               LOUISIANA-
                                               5.5%

3,000,000      ---       ---        3,000,000  De Soto
                                               Parish, LA,   A-/A3      3,381,990       ---           ---          3,381,990
                                               Environmental
                                               Improvement
                                               Authority,
                                               Revenue
                                               Bonds, 7.70%
                                               (Internation
                                               al Paper
                                               Co.),
                                               11/1/2018

5,000,000      ---       ---        5,000,000  Lake
                                               Charles, LA,
                                               Harbor &      NR/Baa3    5,598,550       ---           ---          5,598,550
                                               Terminal
                                               District,
                                               Port



                                               Facilities
                                               Revenue
                                               Refunding
                                               Bond,
                                               Trunkline
                                               Lining Co
                                               Project,
                                               7.75%
                                               (Panhandle
                                               Eastern
                                               Corp.),
                                               8/15/2022

---            ---       750,000    750,000    Rapides
                                               Parish, LA,
                                               Housing &
                                               Mortgage
                                               Finance
                                               Authority,
                                               Single
                                               Family
                                               Mortgage,     Aaa/AA-    ---             ---           847,770      847,770
                                               7.250%, due
                                               2010

5,645,000      ---       ---        5,645,000  St. Charles
                                               Parish, LA,   BBB+/Baa2  5,956,660       ---           ---          5,956,660
                                               PCR Bonds,
                                               7.50%



                                               (Louisiana
                                               Power &
                                               Light
                                               Co.)/(Origin
                                               al Issue
                                               Yield:
                                               7.542%),
                                               6/1/2021

1,400,000      ---       ---        1,400,000  St. Charles
                                               Parish, LA,   NR/Baa3    1,523,914       ---           ---          1,523,914
                                               PCR Bonds,
                                               8.00%
                                               (Louisiana
                                               Power &
                                               Light Co.),
                                               12/1/2014

2,100,000      ---       ---        2,100,000  St. Charles
                                               Parish, LA,   NR         2,289,462       ---           ---          2,289,462
                                               PCR Bonds,
                                               8.25%
                                               (Louisiana
                                               Power &
                                               Light
                                               Co.)/(Origin
                                               al Issue
                                               Yield:
                                               8.273%),
                                               6/1/2014

3,650,000      ---       ---        3,650,000  St. Charles
                                               Parish, LA,
                                               Solid Waste   BBB+/Baa2  3,758,770       ---           ---          3,758,770
                                               Disposal
                                               Revenue
                                               Bonds
                                               (Series A),
                                               7.00%
                                               (Louisiana
                                               Power &
                                               Light
                                               Co.)/(Origin
                                               al Issue
                                               Yield:
                                               7.04%),
                                               12/1/2022

                                               St. James
3,000,000      ---       ---        3,000,000  Parish, LA,   NR         3,049,200       ---           ---          3,049,200
                                               Solid Waste
                                               Disposal
                                               Revenue
                                               Bonds, 7.70%
                                               (Freeport
                                               McMoRan,
                                               Inc.)/(Origi
                                               nal Issue



                                               Yield:
                                               7.75%),
                                               10/1/2022

                                                   Total                25,558,546      ---           847,770      26,406,316

                                               MAINE--1.0%

---            ---       400,000    400,000    Maine State
                                               Housing
                                               Authority,
                                               Mortgage
                                               Purchase
                                               Bonds, 1988
                                               Series B,
                                               8.000%,
                                               due 2015      A1/AA-     ---             ---           420,596      420,596

4,200,000      ---       ---        4,200,000  Maine State
                                               Housing       A+/A1      4,418,778       ---           ---          4,418,778
                                               Authority,
                                               Revenue
                                               Bonds
                                               (Series D-
                                               3), 8.20%,
                                               11/15/2019

                                                   Total                4,418,778       ---           420,596      4,839,374



                                               MARYLAND-
                                               0.2%

---            ---       740,000    740,000    Maryland
                                               City Housing
                                               Multi-Family
                                               Housing,
                                               FNMA, Series
                                               A, 7.250%
                                               due 2023      NR/AAA     ---             ---           767,927      767,927

                                               MASSACHUSETT
                                               S--2.8%

21,000,000     ---       ---        21,000,000 Massachusetts
                                               IFA, Solid  NR         11,350,500      ---           ---          11,350,500
                                               Waste
                                               Disposal Sr.
                                               Lien Revenue
                                               Bonds
                                               (Series A),
                                               9.00%
                                               (Massachuset
                                               ts Recycling
                                               Association)
                                               , 8/1/2016

---            ---       1,000,000  1,000,000  Massachusetts
                                               State



                                               Housing
                                               Project
                                               Financial     A1/A+      ---             ---           1,008,500    1,008,500
                                               Agency,
                                               6.300%, due
                                               2013

---            ---       1,000,000  1,000,000  Massachusetts
                                               State
                                               Housing
                                               Project
                                               Financial     Aaa/AAA    ---             ---           1,005,550    1,005,550
                                               Agency,
                                               6.100%, due
                                               2016

                                                   Total                11,350,500      ---           2,014,050    13,364,550

                                               MICHIGAN--
                                               0.7%

---            ---       500,000    500,000    Clintondale,
                                               MI,
                                               Community
                                               Schools,
                                               5.750%, due   Aa/AA      ---             ---           488,450      488,450
                                               2016

---            ---       145,000    145,000    Michigan



                                               State
                                               Housing
                                               Development
                                               Authority,
                                               Single
                                               Family,
                                               Series A,
                                               7.550%, due   NR/AA+     ---             ---              145,042      145,042
                                               2014

---            ---       1,000,000  1,000,000  Michigan
                                               State
                                               Housing
                                               Development,
                                               Series B,     NR/AA+     ---             ---           1,051,960    1,051,960
                                               6.950%, due
                                               2020

1,500,000      ---       ---        1,500,000  Western
                                               Townships,    BBB+/NR    1,639,890       ---           ---          1,639,890
                                               MI,
                                               Utilities
                                               Authority,
                                               LT GO Sewer
                                               Disposal
                                               System
                                               Bonds,
                                               8.20%,



                                               1/1/2018

                                                   Total                1,639,890       ---           1,685,452    3,325,342

                                               MINNESOTA--
                                               10.0%

---            235,000   ---        235,000    Albany, MN,
                                               Independent   Aa1/NR     ---             242,645       ---          242,645
                                               School
                                               District
                                               #745, GO
                                               Bonds,
                                               6.000%, due
                                               2009

               200,000              200,000    Bloomington   Aaa/AAA    ---             202,052       ---          202,052
                                               Port
                                               Authority,
                                               Series 1994
                                               A, 5.250%,
                                               due 2003

---            100,000   800,000    900,000    Burnsville,
                                               MN, Multi-    NR/AAA     ---             104,559       836,472      941,031
                                               Family
                                               Housing
                                               Revenue
                                               Refunded



                                               Bonds,
                                               Coventry
                                               Court
                                               Apartments
                                               Project,
                                               Series 1989,
                                               7.500%, due
                                               2027

---            250,000   ---        250,000    Centennial
                                               Minnesota     Aaa/AAA    ---             270,255       ---          270,255
                                               Independent
                                               School
                                               District
                                               #12, GO
                                               Bonds,
                                               Series 1991
                                               A, 7.150%,
                                               due 2011

---            ---       800,000    800,000    City of
                                               Minnetonka,
                                               MN, Multi-
                                               Family
                                               Rental
                                               Housing Rev.
                                               Bonds,
                                               7.250%,
                                               due 2002      NR/AAA     ---             ---           830,192      830,192

---            150,000   ---        150,000    Coon Rapids,
                                               MN, GO Tax    A/NR       ---             151,877       ---          151,877
                                               Increment
                                               Bonds,
                                               Series 1986
                                               B2, 7.750%,
                                               due 2006

---            300,000   ---        300,000    Dakota        Aaa/AAA    ---             312,642       ---          312,642
                                               County, MN,
                                               GO Refunded
                                               Bonds,
                                               6.450%, due
                                               2010

---            170,000   ---        170,000    Dakota
                                               County, MN    NR/AAA     ---             175,850       ---          175,850
                                               Housing and
                                               Revenue
                                               Authority,
                                               SFM Rev.
                                               Bonds,
                                               7.200%, due
                                               2009

---            285,000   ---        285,000    Duluth, MN,   A/NR       ---             295,870       ---          295,870
                                               GO Water
                                               Rev., Series
                                               1992 A,
                                               6.250%, due
                                               2007

---            60,000    ---        60,000     Duluth, MN,   Aaa/AAA    ---             64,926        ---          64,926
                                               Economic
                                               Development
                                               Authority,
                                               6.200%, due
                                               2012

---            140,000   ---        140,000    Duluth, MN,   Aaa/AAA    ---             145,062       ---          145,062
                                               Economic
                                               Development
                                               Authority,
                                               6.200%, due
                                               2012

---            100,000   ---        100,000    Eden
                                               Prairie, MN,  NR/AAA     ---             104,199       ---          104,199
                                               Multi-Family
                                               Housing
                                               Preserve
                                               Place
                                               Apartments,
                                               7.875%, due
                                               2017

---            300,000   ---        300,000    Eden
                                               Prairie, MN,  A/NR       ---             312,033       ---          312,033



                                               Housing &
                                               Redevelopmen
                                               t Authority,
                                               6.200%, due
                                               2008

---            300,000   ---        300,000    Edina, MN,    A1/NR      ---             299,037       ---          299,037
                                               Independent
                                               School
                                               District
                                               #273,
                                               5.750%, due
                                               2013

---            100,000   ---        100,000    Foley, MN,    Aaa/AAA    ---             104,567       ---          104,567
                                               Independent
                                               School
                                               District #51
                                               MBIA,
                                               7.500%, due
                                               2008

---            165,000   ---        165,000    Hennepin
                                               County, MN,   Aa/AA      ---             176,971       ---          176,971
                                               Lease
                                               Revenue
                                               Certificate
                                               of
                                               Participation,
                                               Series
                                               1991,
                                               6.800%, due
                                               2017

---            225,000   ---        225,000    Kandiyohi
                                               County, MN,   A/NR       ---             224,330       ---          224,330
                                               GO Refunded
                                               Bonds,
                                               Series 1993,
                                               5.650%, due
                                               2011

---            150,000   ---        150,000    Metropolitan  Aaa/AAA    ---             162,480       ---          162,480
                                               Council, MN,
                                               7.250%, due
                                               2007

---            275,000   ---        275,000    Minneapolis,  Aaa/AAA    ---             278,196       ---          278,196
                                               MN, 5.750%,
                                               due 2010

---            250,000   ---        250,000    Minneapolis,  Aaa/AAA    ---             261,645       ---          261,645
                                               MN, 6.250%,
                                               due 2012

---            200,000   ---        200,000    Minneapolis,  NR/AAA     ---             211,190       ---          211,190
                                               MN, Multi-
                                               Family
                                               Housing
                                               Revenue,
                                               7.125%, due
                                               2010

---            300,000   ---        300,000    Minneapolis,  NR/AAA     ---             311,466       ---          311,466
                                               MN, Multi-
                                               Family
                                               Housing
                                               Revenue,
                                               7.050%, due
                                               2022

---            400,000   2,000,000  2,400,000  Minneapolis,  Aaa/AAA    ---             407,148       2,035,740    2,442,888
                                               MN, Special
                                               School
                                               District
                                               #001,
                                               5.900%, due
                                               2011

                                               Minnesota
                                               Housing
                                               Finance
                                               Agency,
                                               Single
---            ---       1,300,000  1,300,000  Family        Aa/AA+     ---             ---           1,319,240    1,319,240
                                               Mortgage,
                                               6.250%, due
                                               2015



---            ---       1,460,000  1,460,000  Minnesota
                                               Housing
                                               Finance
                                               Authority,
                                               Series        NR/AA+     ---             ---           1,459,913    1,459,913
                                               1993E,
                                               6.000%, due
                                               2014

---            ---       500,000    500,000    Minnesota     Aa/AA+     ---             ---           527,775      527,775
                                               Housing
                                               Finance
                                               Authority
                                               Agency,
                                               Single
                                               Family
                                               Mortgage
                                               Revenue
                                               Bonds 1989 D
                                               Series,
                                               7.350%, due
                                               2016

---            300,000   ---        300,000    Minnesota     A/NR       ---             303,645       ---          303,645
                                               State
                                               University
                                               Board
                                               Revenue,
                                               6.000%, due



                                               2013

---            300,000   ---        300,000    Minnesota                ---                           ---
                                               Public        Aa1/AAA                    329,412                    329,412
                                               Access
                                               Authority,
                                               Water
                                               Pollution
                                               Control,
                                               Revenue
                                               Bonds,
                                               Series 1990
                                               A, 7.100%,
                                               due 2012

---            250,000   ---        250,000    Minnesota
                                               Public        Aa1/AAA    ---             276,925       ---          276,925
                                               Facilities
                                               Authority,
                                               Water
                                               Pollution
                                               Control,
                                               Revenue
                                               Bonds,
                                               Series 1991
                                               A, 6.950%,
                                               due 2013

---            250,000   ---        250,000    Minnesota



                                               Public        Aa1/AAA    ---             266,548       ---          266,548
                                               Facilities
                                               Authority,
                                               Water
                                               Pollution
                                               Control,
                                               Revenue
                                               Bonds,
                                               Series 1992
                                               A, 6.500%,
                                               due 2014

---            150,000   ---        150,000    Minnesota     Aaa/AAA    ---             162,714       ---          162,714
                                               State,
                                               7.000%, due
                                               2007

1,640,000      ---       ---        1,640,000  Minnesota
                                               State HFA,    AA/Aa      1,730,167       ---           ---          1,730,167
                                               SFM Revenue
                                               Bonds
                                               (Series A),
                                               7.95% (FHA
                                               GTD),
                                               7/1/2022

585,000        ---       ---        585,000    Minnesota
                                               State HFA,    AA+/Aa     601,930         ---           ---          601,930
                                               SFM Revenue



                                               Bonds
                                               (Series D),
                                               8.05% (FHA
                                               GTD),
                                               8/1/2018

3,000,000      ---       ---        3,000,000  Minnesota
                                               State HFA,    AA/Aa      3,094,860       ---           ---          3,094,860
                                               SFM Revenue
                                               Bonds
                                               (Series E),
                                               6.85%,
                                               1/1/2024

---            240,000   ---        240,000    Minnesota     Aa/AA+     ---             253,087       ---          253,087
                                               State
                                               Housing
                                               Finance
                                               Agency,
                                               7.300%, due
                                               2017

---            175,000   ---        175,000    Minnesota
                                               State         NR/AA+     ---             175,844       ---          175,844
                                               Housing
                                               Finance
                                               Agency,
                                               Rental
                                               Housing,



                                               Series C
                                               Refunded
                                               Bonds,
                                               6.150%, due
                                               2014

---            90,000    ---        90,000     Minnesota     Aa/AA+     ---             94,802        ---          94,802
                                               State
                                               Housing
                                               Insurance
                                               Agency,
                                               7.650%, due
                                               2008

---            160,000   ---        160,000    Minnesota     NR/AA+     ---             159,990       ---          159,990
                                               State
                                               Housing
                                               Finance
                                               Agency,
                                               6.000%, due
                                               2014

---            195,000   ---        195,000    Minnesota     Aa/AA+     ---             204,994       ---          204,994
                                               State
                                               Housing
                                               Finance
                                               Agency,
                                               7.100%, due
                                               2011



---            335,000   ---        335,000    Minnesota
                                               State         Aa/AA+     ---             334,310       ---          334,310
                                               Housing
                                               Finance
                                               Agency,
                                               Single
                                               Family
                                               Mortgage,
                                               5.850%, due
                                               2011

---            300,000   ---        300,000    Minnesota     Aa/AA-     ---             311,982       ---          311,982
                                               State Higher
                                               Education
                                               Facilities,
                                               6.300%, due
                                               2014

---            200,000   ---        200,000    Minnesota     A1/NR      ---             198,710       ---          198,710
                                               State Higher
                                               Education
                                               Facilities,
                                               5.450%, due
                                               2007

---            315,000   ---        315,000    Minnesota     A1/NR      ---             303,591       ---          303,591
                                               State Higher
                                               Education
                                               Facilities,



                                               5.600%, due
                                               2014

---            40,000    ---        40,000     Minnesota     Aa/AA+     ---             40,895        ---          40,895
                                               State
                                               Housing
                                               Development
                                               Single
                                               Family
                                               Mortgage,
                                               Series B,
                                               7.250%, due
                                               2016

---            100,000   ---        100,000    Minnetonka,   NR/AA      ---             102,595       ---          102,595
                                               MN, Multi-
                                               Family
                                               Housing
                                               Revenue
                                               Bonds (Cedar
                                               Hills East
                                               Project),
                                               7.500%, due
                                               2017

---            300,000   ---        300,000    Moorhead,     Aaa/AAA    ---             315,060       ---          315,060
                                               MN, Public
                                               Utility
                                               Revenue



                                               Bonds,
                                               Series 1992,
                                               6.050%, due
                                               2006

---            285,000   ---        285,000    Northern
                                               Mu;nicipal    Aaa/AAA    ---             308,302       ---          308,302
                                               Power
                                               Agency, MN,
                                               Electric
                                               Revenue
                                               Refunded
                                               Bonds,
                                               Series A,
                                               7.250%, due
                                               2017

---            530,000   ---        530,000    Northern
                                               Municipal     A/A        ---             524,048       ---          524,048
                                               Power
                                               Agency, MN,
                                               Electric
                                               Revenue
                                               Refunded
                                               Bonds,
                                               6.000%, due
                                               2020

---            300,000   ---        300,000    Owatonna,



                                               MN, Public    A1/NR      ---             326,346       ---          326,346
                                               Utility
                                               Refunded
                                               Bonds,
                                               Series 1990,
                                               7.400%, due
                                               2007

---            100,000   ---        100,000    Ramsey &
                                               Washington    A1/AA-     ---             104,928       ---          104,928
                                               Counties
                                               Resource
                                               Recovery
                                               Revenue
                                               Bonds, NSP
                                               Project,
                                               6.750%, due
                                               2006

---            150,000   ---        150,000    Red Wing
                                               Independent   A1/NR      ---             155,328       ---          155,328
                                               School
                                               District
                                               #256, GO
                                               School
                                               Building,
                                               Series 1998
                                               A, 7.300%,



                                               due 2004

---            100,000   ---        100,000    Robbinsdale
                                               Hospital      Aaa/AAA    ---             107,973       ---          107,973
                                               Refunded
                                               Revenue
                                               NMMCP, 1989,
                                               7.200%, due
                                               2005

---            300,000   ---        300,000    Robbinsdale
                                               Hospital      Aaa/AAA    ---             289,641       ---          289,641
                                               Refunded
                                               Revenue
                                               NMMCP,
                                               Series A,
                                               5.450%, due
                                               2013

---            370,000   ---        370,000    Robbinsdale   Aaa/AAA    ---             357,224       ---          357,224
                                               Hospital
                                               Revenue,
                                               5.450%, due
                                               2013

---            500,000   ---        500,000    Rochester,
                                               MN, Health    NR/AA+     ---             512,180       ---          512,180
                                               Care
                                               Facility
                                               Revenue



                                               Bonds, Mayo
                                               Medical
                                               Center,
                                               6.250%, due
                                               2021

---            500,000   ---        500,000    Rosemount,    Aa1/AA     ---             502,880       ---          502,880
                                               MN,
                                               Independent
                                               School
                                               District,
                                               5.875%, due
                                               2014

---            300,000   ---        300,000    Roseville,    Aaa/AAA    ---             286,944       ---          286,944
                                               MN,
                                               Independent
                                               School
                                               District,
                                               5.250%, due
                                               2013

---            300,000   ---        300,000    St. Anthony-  Aa1/NR     ---             301,377       ---          301,377
                                               New Brighton
                                               Independent
                                               School
                                               District
                                               #282, GO
                                               Bonds,



                                               5.700%, due
                                               2012

---            250,000   ---        250,000    St. Cloud,
                                               MN, Hydro     NR/A-      ---             256,580       ---          256,580
                                               Electric
                                               Generator
                                               Facility
                                               Gross
                                               Revenue
                                               Bonds,
                                               7.375%, due
                                               2018

---            480,000   ---        480,000    St. Louis     Aaa/AAA    ---             444,149       ---          444,149
                                               Park, MN,
                                               Health Care
                                               Facility,
                                               5.200%, due
                                               2016

---            100,000   ---        100,000    St. Paul,
                                               MN, GO        Aa/AA+     ---             100,009       ---          100,009
                                               Street
                                               Improvement,
                                               Special
                                               Assessment
                                               Bonds,
                                               Series 1988



                                               D, 7.200%,
                                               due 2008

---            300,000   ---        300,000    St. Paul,
                                               MN, Housing   NR/A-      ---             323,805       ---          323,805
                                               &
                                               Redevelopment
                                               Authority,
                                               Package R,
                                               6.450%, due
                                               2007

---            300,000   ---        300,000    St. Paul,
                                               MN, Housing   Aaa/AAA    ---             298,794       ---          298,794
                                               and
                                               Redevelpment
                                               Authority
                                               Revenue
                                               Bonds,
                                               5.400%, due
                                               2008

---            300,0000  ---        300,0000   St. Paul,
                                               MN,           Aa/AA      ---             297,531       ---          297,531
                                               Independent
                                               School
                                               District
                                               #625, Series
                                               C, 5.550%,



                                               due 2012

---            400,000   ---        400,000    St. Paul,
                                               MN,           Aa/AA      ---             409,564       ---          409,564
                                               Independent
                                               School
                                               District
                                               #625, Series
                                               1994 C,
                                               6.050%, due
                                               2012

---            150,000   ---        150,000    St. Paul,
                                               MN,           Aa/AA      ---             159,455       ---          159,455
                                               Independent
                                               School
                                               District
                                               #625, School
                                               Building
                                               Bonds,
                                               Series 1990
                                               D, 7.250%,
                                               due 2009

---            300,000   ---        300,000    St. Paul,     Aa/AA      ---             282,756       ---          282,756
                                               MN,
                                               Independent
                                               School
                                               District



                                               #625,
                                               5.250%, due
                                               2015

---            300,000   ---        300,000    St. Paul,     Aa1/AA     ---             289,140       ---          289,140
                                               MN,
                                               Independent
                                               School
                                               District,
                                               5.200%, due
                                               2011

9,000,000      ---       ---        9,000,000  St. Paul,
                                               MN, Housing
                                               &             BBB-/Baa   8,952,300       ---           ---          8,952,300
                                               Redevelopment
                                               Authority,
                                               Hospital
                                               Revenue
                                               Refunding
                                               Bonds
                                               (Series A),
                                               6.625%
                                               (Healtheast,
                                               MN)/(Original
                                               Issue
                                               Yield:
                                               6.687%),



                                               11/1/2017

---            300,000   ---        300,000    Southern,
                                               MN,           Aaa/AAA    ---             321,102       ---          321,102
                                               Municipal
                                               Power
                                               Agency,
                                               Power
                                               Supply,
                                               8.125%, due
                                               2018

10,000,000     ---       ---       10,000,000  Southern
                                               Minnesota
                                               Municipal     AAA/Aaa    8,751,300       ---           ---          8,751,300
                                               Power
                                               Agency,
                                               Supply
                                               System
                                               Revenue
                                               Bonds
                                               (Series A),
                                               4.75% (MBIA
                                               INS)/(Origin
                                               al Issue
                                               Yield:
                                               5.52%),
                                               1/1/2016



---            325,000   ---        325,000    Stearns       A/NR       ---             337,028       ---          337,028
                                               County, MN,
                                               GO Refunded
                                               Bonds,
                                               Series B,
                                               6.000%, due
                                               2007

---            300,000   ---        300,000    Stearns       Aa1/NR     ---             279,954       ---          279,954
                                               County, MN,
                                               Independent
                                               #2753,
                                               5.000%, due
                                               2012

---            200,000   ---        200,000    Wayzata, MN,  Aa/NR      ---             216,496       ---          216,496
                                               Tax
                                               Increment
                                               Bonds,
                                               7.000%, due
                                               2010

---            250,000   ---        250,000    Wayzata, MN,
                                               Independent   Aa1/NR     ---             254,750       ---          254,750
                                               School
                                               District
                                               #284, GO
                                               Bonds,
                                               Series 1994



                                               B, 5.800%,
                                               due 2009

---            300,000   ---        300,000    Western
                                               Minnesota     A1/A       ---             308,934       ---          308,934
                                               Municipal
                                               Power
                                               Agency,
                                               Power Supply
                                               Revenue
                                               Refunded
                                               Bonds,
                                               6.875%, due
                                               2007

---            250,000   ---        250,000    Western       A1/A       ---             249,990       ---          249,990
                                               Minnesota
                                               Municipal
                                               Power,
                                               Series A,
                                               6.125%, due
                                               2016

---            200,000   ---        200,000    Western
                                               Minnesota     Aaa/AAA    ---             215,808       ---          215,808
                                               Municipal
                                               Power
                                               Agency,
                                               Transmission



                                               Project
                                               Revenue
                                               Refunded
                                               Bonds,
                                               Series 1991,
                                               6.750%, due
                                               2016

---            250,000   ---        250,000    Whitewater    Aa1/NR     ---             254,928       ---          254,928
                                               Bear Lake
                                               School,
                                               6.000%, due
                                               2012

---            100,000   ---        100,000    Worthington,
                                               MN, GO Water  A/NR       ---             106,597       ---          106,597
                                               Revenue
                                               Bonds,
                                               Series 1990
                                               A, 7.000%,
                                               due 2010

---            350,000   ---        350,000    Wright
                                               County, MN,   A/NR       ---             363,132       ---          363,132
                                               GO Jail
                                               Refunded
                                               Bonds,
                                               Series 1992
                                               B, 6.000%,



                                               due 2007

                                                   Total                23,130,557      18,201,777    7,009,332    48,341,666

                                               MONTANA--
                                               0.2%

1,130,000      ---       ---        1,130,000  Montana
                                               State Board   NR/Aa      1,174,918       ---           ---          1,174,918
                                               of Housing,
                                               SFM Revenue
                                               Bonds
                                               (Series B-
                                               2), 7.50%
                                               (FHA GTD),
                                               4/1/2023

                                               NEVADA-0.8%

---            ---       350,000    350,000    Clark
                                               County, NV,
                                               Improvement
                                               District,     Aaa/AAA    ---             ---           347,277      347,277
                                               5.850% due
                                               2015

---            ---       1,000,000  1,000,000  Clark
                                               County, NV,
                                               School



                                               District,
                                               General
                                               Obligation
                                               Bonds,
                                               5.300%,
                                               due 2004      Aaa/AAA    ---             ---           1,012,490    1,012,490

---            ---       1,000,000  1,000,000  Humbolt
                                               County,
                                               NV,Pollution
                                               Control
                                               Revenue
                                               Bonds, Idaho
                                               Power
                                               Company,
                                               8.300%, due   NR/A+      ---             ---           1,159,620    1,159,620
                                               2014

---            ---       800,000    800,000    Lyon County,
                                               NV, School
                                               District,
                                               6.750%. due   Aaa/AAA    ---             ---           891,328      891,328
                                               2011

---            ---       585,000    585,000    Washoe
                                               County, NV,
                                               General
                                               Obligation    Aaa/AAA    ---             ---           606,446      606,446
                                               Bonds,



                                               6.000%, due
                                               2009

                                                   Total                ---             ---           4,017,161    4,017,161

                                               NEW
                                               HAMPSHIRE--
                                               4.8%

9,000,000      ---       ---        ---        New
                                               Hampshire
                                               Higher        A-/NR      8,456,670       ---           ---          8,456,670
                                               Educational
                                               & Health
                                               Facilities
                                               Authority,
                                               Hospital
                                               Revenue
                                               Bonds, 6.00%
                                               (Nashua
                                               Memorial
                                               Hospital,
                                               NH)/(Original
                                               Issue
                                               Yield:
                                               6.40%),
                                               10/1/2023

---            ---       1,080,000  1,080,000  New



                                               Hampshire
                                               Municipal
                                               Bond Bank,
                                               Series 91 J.
                                               Non-State
                                               Guaranteed,
                                               6.900%, due   NR/A+      ---             ---           1,187,460    1,187,460
                                               2012

1,265,000      ---       ---        1,265,000  New
                                               Hampshire     A+/Aa      1,328,958       ---           ---          1,328,958
                                               State HFA,
                                               SFM Revenue
                                               Bonds
                                               (Series B),
                                               7.75%,
                                               7/1/2023

6,520,000      ---       ---        6,520,000  New
                                               Hampshire     A+/Aa      6,759,871       ---           ---          6,759,871
                                               State HFA,
                                               SFM Revenue
                                               Bonds
                                               (Series D),
                                               7.25%,
                                               7/1/2015

2,865,000      ---       ---        2,865,000  New
                                               Hampshire     BBB-/Baa3  3,040,710       ---           ---          3,040,710
                                               State IDA,
                                               PCR Bonds
                                               (Series A),
                                               8.00%
                                               (United
                                               Illuminating
                                               Co.),
                                               12/1/2014

1,500,000      ---       ---        1,500,000  New
                                               Hampshire     BBB-/Baa3  1,617,465       ---           ---          1,617,465
                                               State IDA,
                                               PCR Bonds
                                               (Series B),
                                               10.75%
                                               (United
                                               Illuminating
                                               Co.),
                                               10/1/2012

---            ---       900,000    900,000    State of New
                                               Hampshire
                                               Turnpike
                                               System
                                               Revenue       Aaa/A      ---             ---           961,497      961,497
                                               Bonds,
                                               8.375% due
                                               2017



                                                   Total                21,203,674      ---           2,148,957    23,352,631

                                               NEW YORK--
                                               2.6%

---            ---       1,000,000  1,000,000  New York
                                               Metro
                                               Transit
                                               Authority,
                                               5.100%,
                                               due 2004      Aaa/AAA    ---             ---           1,008,280    1,008,280

2,500,000      ---       ---        2,500,000  New York
                                               State Energy
                                               Research &    AA-/Aa2    2,688,875       ---           ---          2,688,875
                                               Development
                                               Authority,
                                               Electric
                                               Facilities
                                               Revenue
                                               Bonds
                                               (Series A),
                                               7.50%
                                               (Consolidate
                                               d Edison
                                               Co.)/(Origin
                                               al Issue
                                               Yield:



                                               7.65%),
                                               1/1/2026

5,000,000      ---       ---        5,000,000  New York
                                               State
                                               Environmental BBB/Baa3   4,763,750       ---           ---          4,763,750
                                               Facilities
                                               Corp., Solid
                                               Waste
                                               Disposal
                                               Revenue
                                               Bonds, 6.10%
                                               (Occidental
                                               Petroleum
                                               Corp.)/(Orig
                                               inal Issue
                                               Yield:
                                               6.214%),
                                               11/1/2030

---            ---       2,900,000  2,900,000  New York
                                               State
                                               Environment
                                               Pollution
                                               Control       Aa/A       ---             ---           3,221,755    3,221,755
                                               Revenue
                                               Bonds,
                                               7.250%, due
                                               2010

---            ---       1,000,000  1,000,000  New York
                                               State Local
                                               Government
                                               Assistance    A/A        ---             ---           994,240      994,240
                                               Corp.,
                                               6.000%, due
                                               2016

                                                   Total                7,452,625       ---           5,224,275    12,676,900

                                               NORTH
                                               CAROLINA--
                                               1.7%

1,500,000      ---       ---        1,500,000  Haywood
                                               County, NC,
                                               Industrial    BBB/Baa1   1,372,530       ---           ---          1,372,530
                                               Facilties &
                                               Pollution
                                               Control
                                               Financing
                                               Authority,
                                               (Series A)
                                               Revenue
                                               Bonds, 5.75%
                                               (Champion
                                               International
                                               Corp.)/(Orig
                                               inal Issue
                                               Yield:
                                               5.975%),
                                               12/1/2025

6,000,000      ---       ---        6,000,000  Martin
                                               County, NC,   A/A2       5,886,000       ---           ---          5,886,000
                                               IFA, (Series
                                               1995) Solid
                                               Waste
                                               Disposal
                                               Revenue
                                               Bonds, 6.00%
                                               (Weyerhaeuser
                                               Co.),
                                               11/1/2025

---            ---       1,000,000  1,000,000  Wake County,
                                               NC, Ind.
                                               Facilities
                                               Pollution
                                               Control,
                                               Carolina
                                               Power and
                                               Light,
                                               6.900%, due   A2/A1      ---             ---           1,070,020    1,070,020



                                               2009

                                                   Total                7,258,530       ---           1,070,020    8,328,550

                                               NORTH
                                               DAKOTA--0.9%

---            ---       1,560,000  1,560,000  North Dakota
                                               Housing,
                                               Single
                                               Family
                                               Mortgage,
                                               1992 Series
                                               A, 6.750%,
                                               due 2012      Aa/A+      ---             ---           1,620,949    1,620,949

2,635,000      ---       ---        2,635,000  North Dakota
                                               State HFA,    A+/Aa      2,726,171       ---           ---          2,726,171
                                               SFM Revenue
                                               Bonds
                                               (Series C),
                                               7.30%,
                                               7/1/2024

                                                   Total                2,726,171       ---           1,620,949    4,347,120

                                               OHIO--0.4%

500,000        ---       ---        ---        Ohio State
                                               Water         BBB-/Baa3  530,100         ---           ---          530,100
                                               Development
                                               Authority,
                                               PCR Bonds
                                               (Series A),
                                               8.10% (Ohio
                                               Edison
                                               Co.)/(Origin
                                               al Issue
                                               Yield:
                                               8.142%),
                                               10/1/2023

1,250,000      ---       ---        1,250,000  Ohio State
                                               Water         BB/Ba2     1,293,500       ---           ---          1,293,500
                                               Development
                                               Authority,
                                               PCR Bonds
                                               (Series A-
                                               1), 9.75%
                                               (Cleveland
                                               Electric
                                               Illuminating
                                               Co.),
                                               11/1/2022

                                                   Total                1,823,600       ---           ---          1,823,600



                                               OKLAHOMA--
                                               2.6%

4,585,000      ---       ---        4,585,000  Jackson
                                               County, OK,
                                               Hospital      BBB-/NR    4,415,768       ---           ---          4,415,768
                                               Authority,
                                               Hospital
                                               Revenue
                                               Refunding
                                               Bonds, 7.30%
                                               (Jackson
                                               County
                                               Memorial
                                               Hospital,
                                               OK)/(Original
                                               Issue
                                               Yield:
                                               7.40%),
                                               8/1/2015

1,250,000      ---       ---        1,250,000  Tulsa, OK,
                                               Municipal     BB+/Baa2   1,316,875       ---           ---          1,316,875
                                               Airport,
                                               Revenue
                                               Bonds,
                                               7.375%
                                               (American
                                               Airlines),



                                               12/1/2020

6,200,000      ---       ---        6,200,000  Tulsa, OK,
                                               Municipal     BB+/Baa2   6,611,990       ---           ---          6,611,990
                                               Airport,
                                               Revenue
                                               Bonds, 7.60%
                                               (American
                                               Airlines)/(O
                                               riginal
                                               Issue Yield:
                                               7.931%),
                                               12/1/2030

                                                   Total                12,344,633      ---           ---          12,344,633

                                               OREGON-0.1%

---            ---       500,000    500,000    Portland
                                               Oregon Sewer
                                               System,
                                               6.050%,
                                               due 2009      A1/A+      ---             ---           522,655      522,655

                                               PENNSYLVANIA
                                               --11.3%

3,000,000      ---       ---        3,000,000  Allegheny
                                               County, PA,



                                               HDA, Health   BBB/NR     3,061,110       ---           ---          3,061,110
                                               & Education
                                               Revenue
                                               Bonds, 7.00%
                                               (Rehabilitat
                                               ion
                                               Institute of
                                               Pittsburgh)/
                                               (Original
                                               Issue Yield:
                                               7.049%),
                                               6/1/2010

2,500,000      ---       ---        2,500,000  Allegheny
                                               County, PA,
                                               HDA, Health   BBB/NR     2,533,875       ---           ---          2,533,875
                                               & Education
                                               Revenue
                                               Bonds, 7.00%
                                               (Rehabilitat
                                               ion
                                               Institute of
                                               Pittsburgh)/
                                               (Original
                                               Issue Yield:
                                               7.132%),
                                               6/1/2022

5,370,000      ---       ---        5,370,000  Allegheny
                                               County, PA,   NR         5,516,655       ---           ---          5,516,655
                                               Higher
                                               Education,
                                               Building
                                               Authority
                                               Revenue
                                               Bonds,
                                               7.375% (La
                                               Roche
                                               College),
                                               7/15/2012

1,690,000      ---       ---        1,690,000  Allegheny
                                               County, PA,   NR         1,780,162       ---           ---          1,780,162
                                               IDA, Revenue
                                               Bonds, 8.75%
                                               (United
                                               Parcel
                                               Service),
                                               2/15/2009

665,000        ---       ---        665,000    Allegheny
                                               County, PA,   NR/Aaa     697,332         ---           ---          697,332
                                               Residential
                                               Finance
                                               Agency,
                                               Mortgage
                                               Revenue
                                               Bonds
                                               (Series G),
                                               9.50% (GNMA
                                               COL),
                                               12/1/2018

3,000,000      ---       ---        3,000,000  Delaware
                                               County
                                               Authority,    NR         3,377,070       ---           ---          3,377,070
                                               PA, College
                                               Revenue
                                               Bonds, 7.25%
                                               (Eastern
                                               College)/(Un
                                               ited States
                                               Treasury
                                               PRF)/(Original
                                               Issue
                                               Yield:
                                               7.875%),
                                               3/1/2012

2,055,000      ---       ---        2,055,000  Erie County,
                                               PA, Hospital  NR         2,112,951       ---           ---          2,112,951
                                               Authority,
                                               Revenue
                                               Bonds, 7.50%
                                               (Erie
                                               Infants &
                                               Youth Home ,
                                               Inc.),
                                               10/1/2011

---            ---       400,000    400,000    Erie County,
                                               PA,
                                               Industrial
                                               Development
                                               Auth.,
                                               Pollution
                                               Control
                                               Revenue
                                               Refunded
                                               Bonds,
                                               Series 1991,  A3/A-      ---             ---           423,124      423,124
                                               7.150%, due
                                               2013

1,730,000      ---       ---        1,730,000  Northeastern
                                               , PA,
                                               Hospital &    BBB/NR     1,598,364       ---           ---          1,598,364
                                               Education
                                               Authority,
                                               College
                                               Revenue
                                               Refunding
                                               Bonds
                                               (Series B),
                                               6.00% (Kings
                                               College,
                                               PA)/(Origina
                                               l Issue
                                               Yield:
                                               6.174%),
                                               7/15/2018

10,000,000     ---       ---       10,000,000  Pennsylvania
                                               EDFA,         BBB-/Baa1  11,009,800      ---           ---          11,009,800
                                               Wastewater
                                               Treatment
                                               Revenue
                                               Bonds
                                               (Series A),
                                               7.60% (Sun
                                               Co.,
                                               Inc.)/(Origi
                                               nal Issue
                                               Yield:
                                               7.653%),
                                               12/1/2024

6,000,000      ---       ---        6,000,000  Pennsylvania
                                               Housing       AA/AA      6,242,460       ---           ---          6,242,460
                                               Finance
                                               Authority,
                                               SFM Revenue
                                               Bonds
                                               (Series 34-
                                               B), 7.00%



                                               (FHA and FHA
                                               GTDs),
                                               4/1/2024

2,660,000      ---       ---        2,660,000  Pennsylvania
                                               Housing       AA/Aa      2,797,495       ---           ---          2,797,495
                                               Finance
                                               Authority,
                                               SFM Revenue
                                               Bonds
                                               (Series28),
                                               7.65% (FHA
                                               GTD),
                                               10/1/2023

1,740,000      ---       ---        1,740,000  Pennsylvania
                                               State Higher  NR         1,801,022       ---           ---          1,801,022
                                               Education
                                               Facilities
                                               Authority,
                                               College &
                                               University
                                               Revenue
                                               Bonds, 6.75%
                                               (Thiel
                                               College ),
                                               9/1/2017

3,250,000      ---       ---        3,250,000  Pennsylvania



                                               State Higher
                                               Education     BBB+/NR    3,202,030       ---           ---          3,202,030
                                               Facilities
                                               Authority,
                                               College &
                                               University
                                               Revenue
                                               Refunding
                                               Bonds
                                               (Series A),
                                               6.10%
                                               (Allegheny
                                               College,
                                               Meadville,
                                               PA)/(Origina
                                               l Issue
                                               Yield:
                                               6.23%),
                                               11/1/2008

1,200,000      ---       ---        1,200,000  Pennsylvania
                                               State Higher  NR         1,205,952       ---           ---          1,205,952
                                               Education
                                               Facilities
                                               Authority,
                                               Revenue
                                               Bonds
                                               (Series



                                               1996), 7.15%
                                               (Thiel
                                               College ),
                                               5/15/2015

3,875,000      ---       ---        3,875,000  Pennsylvania
                                               State Higher
                                               Education     AAA/NR     4,335,854       ---           ---          4,335,854
                                               Facilities
                                               Authority,
                                               Revenue
                                               Bonds
                                               (Series A),
                                               7.375%
                                               (Medical
                                               College of
                                               Pennsylvania
                                               )/(United
                                               States
                                               Treasury
                                               PRF)/(Origin
                                               al Issue
                                               Yield:
                                               7.45%),
                                               3/1/2021

1,750,000      ---       ---        1,750,000  Pennsylvania
                                               State Higher
                                               Education     BBB/Baa1   1,940,803       ---           ---          1,940,803



                                               Facilities
                                               Authority,
                                               Revenue
                                               Bonds
                                               (Series A),
                                               8.375%
                                               (Medical
                                               College of
                                               Pennsylvania
                                               )/(United
                                               States
                                               Treasury
                                               PRF)/(Origin
                                               al Issue
                                               Yield:
                                               8.448%),
                                               3/1/2011

                                                   Total                53,212,935      ---           423,124      53,636,059

                                               RHODE
                                               ISLAND-0.4%

---            ---       1,675,000  1,675,000  Rhode Island
                                               Depositors,
                                               Economic
                                               Protection    Aaa/AAA    ---             ---           1,851,076    1,851,076
                                               Corp. Bonds,



                                               6.625%, due
                                               2019

                                               SOUTH
                                               CAROLINA--
                                               0.2%

810,000        ---       ---        810,000    South
                                               Carolina
                                               State         AA/Aa      840,586         ---           ---          840,586
                                               Housing
                                               Finance &
                                               Development
                                               Authority,
                                               Homeownershi
                                               p Mortgage
                                               Revenue
                                               Bonds
                                               (Series A),
                                               7.40% (FHA
                                               GTD),
                                               7/1/2023

                                               SOUTH
                                               DAKOTA-0.5%

---            ---       1,400,000  1,400,000  South Dakota
                                               Housing
                                               Development,



                                               Multi-
                                               Famkily
                                               Housing
                                               Revenue
                                               Bonds,
                                               6.700%,
                                               due 2020      A1/A+      ---             ---           1,424,430    1,424,430

---            ---       950,000    950,000    South Dakota
                                               State
                                               Building
                                               Authority
                                               Co-op,        A1/A+      ---             ---           977,332      977,332
                                               Series A,
                                               7.500%, due
                                               2016

                                                   Total                ---             ---           2,401,762    2,401,762

                                               TENNESSEE--
                                               3.5%

2,475,000      ---       ---        2,475,000  Memphis-
                                               Shelby        BBB/Baa2   2,572,020       ---           ---          2,572,020
                                               County, TN,
                                               Airport
                                               Refunding
                                               Revenue
                                               Bonds, 6.75%



                                               (Federal
                                               Express
                                               Corp.),
                                               9/1/2012

3,100,000      ---       ---        3,100,000  Springfield,
                                               TN, Health &
                                               Educational   NR         3,266,036       ---           ---          3,266,036
                                               Facilities
                                               Board,
                                               Hospital
                                               Revenue
                                               Bonds, 8.25%
                                               (Jesse
                                               Holman Jones
                                               Hospital
                                               Corp,
                                               TN)/(Origina
                                               l Issue
                                               Yield:
                                               8.50%),
                                               4/1/2012

7,800,000      ---       ---        7,800,000  Springfield,
                                               TN, Health &
                                               Educational   NR         8,212,464       ---           ---          8,212,464
                                               Facilities
                                               Board,
                                               Hospital



                                               Revenue
                                               Bonds, 8.50%
                                               (Jesse
                                               Holman Jones
                                               Hospital
                                               Corp,
                                               TN)/(Origina
                                               l Issue
                                               Yield:
                                               8.875%),
                                               4/1/2024

2,825,000      ---       ---        2,825,000  Tennessee
                                               Housing       NR/Aa      2,936,362       ---           ---          2,936,362
                                               Development
                                               Agency,
                                               Homeownershi
                                               p Program,
                                               Issue V
                                               Revenue
                                               Bonds,
                                               7.65%,
                                               7/1/2022

                                                   Total                16,986,882      ---           ---          16,986,882

                                               TEXAS--12.6%

2,500,000      ---       ---        2,500,000  Brazos River



                                               Authority,    BBB/Baa2   2,743,225       ---           ---          2,743,225
                                               TX, PCR
                                               Revenue
                                               Bonds
                                               (Series A),
                                               7.875%
                                               (Texas
                                               Utilities
                                               Electric
                                               Co.),
                                               3/1/2021

1,800,000      ---       ---        1,800,000  Brazos River
                                               Authority,    BBB/Baa2   1,966,104       ---           ---          1,966,104
                                               TX, PCR
                                               Revenue
                                               Bonds
                                               (Series A),
                                               8.125%
                                               (Texas
                                               Utilities
                                               Electric
                                               Co.),
                                               2/1/2020

---            ---       1,000,000  1,000,000  Brownsville,
                                               TX, Utility
                                               System
                                               Revenue,



                                               6.875%, due   Aaa/AAA    ---             ---           1,098,600    1,098,600
                                               2020

7,320,000      ---       ---        7,320,000  Dallas-Fort
                                               Worth, TX,    BB/Ba3     7,564,781       ---           ---          7,564,781
                                               Internationa
                                               l Airport
                                               Facilities,
                                               Revenue
                                               Bonds,
                                               7.125%
                                               (Delta Air
                                               Lines,
                                               Inc.)/(Origi
                                               nal Issue
                                               Yield:
                                               7.55%),
                                               11/1/2026

3,000,000      ---       ---        3,000,000  Dallas-Fort
                                               Worth, TX,    BB+/Baa2   3,165,180       ---           ---          3,165,180
                                               Internationa
                                               l Airport
                                               Facilities,
                                               Revenue
                                               Bonds, 7.25%
                                               (American
                                               Airlines)/(O
                                               riginal



                                               Issue Yield:
                                               7.428%),
                                               11/1/2030

2,370,000      ---       ---        2,370,000  Dallas-Fort
                                               Worth, TX,    BB+/Baa2   2,507,105       ---           ---          2,507,105
                                               Internationa
                                               l Airport
                                               Facilities,
                                               Revenue
                                               Bonds, 7.50%
                                               (American
                                               Airlines)/(O
                                               riginal
                                               Issue Yield:
                                               8.20%),
                                               11/1/2025

2,500,000      ---       ---        2,500,000  Dallas-Fort
                                               Worth, TX,    BB/Ba3     2,673,000       ---           ---          2,673,000
                                               Internationa
                                               l Airport
                                               Facilities,
                                               Revenue
                                               Bonds,
                                               7.625%
                                               (Delta Air
                                               Lines,
                                               Inc.)/(Origi



                                               nal Issue
                                               Yield:
                                               7.65%),
                                               11/1/2021

1,000,000      ---       ---        1,000,000  Guadalupe-
                                               Blanco River  NR         1,051,630                                  1,051,630
                                               Authority
                                               TX,
                                               Industrial
                                               Development
                                               Corp PCR
                                               Bonds, 8.60%
                                               (A.P. Green
                                               Industries),
                                               4/1/2009

2,500,000      ---       ---        2,500,000  Guadalupe-
                                               Blanco River  NR         2,683,200       ---           ---          2,683,200
                                               Authority
                                               TX,
                                               Industrial
                                               Development
                                               Corp.,  PCR
                                               Bonds, 8.60%
                                               (A.P. Green
                                               Industries),
                                               4/1/2009



5,000,000      ---       ---        5,000,000  Gulf Coast,
                                               TX, Waste
                                               Disposal      BBB/Baa1   5,132,350       ---           ---          5,132,350
                                               Authority,
                                               Revenue
                                               Bonds
                                               (Series A),
                                               6.875%
                                               (Champion
                                               Internationa
                                               l
                                               Corp.)/(Orig
                                               inal Issue
                                               Yield:
                                               7.15%),
                                               12/1/2028

20,000,000     ---       ---       20,000,000  Houston, TX,
                                               Water &
                                               Sewer         AAA/Aaa    18,365,800      ---           ---          18,365,800
                                               System,
                                               Junior Lien
                                               Refunding
                                               Revenue
                                               Bonds
                                               (Series A),
                                               5.25% (FGIC
                                               INS)/(Origin



                                               al Issue
                                               Yield:
                                               5.60%),
                                               12/1/2025

---            ---       1,545,000  1,545,000  Houston, TX,
                                               Water &
                                               Sewer
                                               Revenue
                                               Refunded
                                               Bonds,        A/A        ---             ---           1,625,618    1,625,618
                                               6.400%, due
                                               2009

7,630,000      ---       ---        7,630,000  Richardson,
                                               TX, Hospital
                                               Authority,    BBB-/Baa   7,613,824       ---           ---          7,613,824
                                               Hospital
                                               Refunding &
                                               Improvement
                                               Bonds, 6.75%
                                               (Richardson
                                               Medical
                                               Center,
                                               TX)/(Origina
                                               l Issue
                                               Yield:
                                               6.82%),



                                               12/1/2023

---            ---       1,000,000  1,000,000  Texas Water
                                               Development
                                               Board
                                               Revenue,
                                               State
                                               Revolving     Aa1/AAA    ---             ---           1,071,120    1,071,120
                                               Fund Bonds,
                                               6.400%, due
                                               2007


1,700,000      ---       ---        1,700,000  Tyler, TX,                               ---           ---          1,696,124
                                               Health                   1,696,124
                                               Facilities    NR/Baa
                                               Development
                                               Corp.,
                                               Revenue
                                               Bonds, 6.75%
                                               (East Texas
                                               Medical
                                               Center)/(Ori
                                               ginal Issue
                                               Yield:
                                               7.00%),
                                               11/1/2025



                                                   Total                57,162,323      ---           3,795,338    60,957,661

                                               UTAH--5.0%

---            ---       1,000,000  1,000,000  Intermountai  Aa/AA-     ---             ---           985,100      985,100
                                               n Power
                                               Agency Utah
                                               Power
                                               Supply,
                                               6.000%, due
                                               2016

                                               Intermountai
20,000,000     ---       ---        20,000,00  n Power       AA-/Aa     17,240,200      ---           ---          17,240,200
                                    0          Agency, UT,
                                               Refunding
                                               Revenue
                                               Bonds
                                               (Series A),
                                               5.00%
                                               (Original
                                               Issue Yield:
                                               5.687%),
                                               7/1/2023

980,000        ---       ---        980,000    Utah State    AA/NR      1,013,722       ---           ---          1,013,722
                                               HFA, SFM
                                               Revenue
                                               Bonds



                                               (Series B-
                                               3), 7.10%,
                                               7/1/2024

1,445,000      ---       ---        1,445,000  Utah State
                                               HFA, SFM      AA/NR      1,498,942       ---           ---          1,498,942
                                               Revenue
                                               Bonds
                                               (Series E-
                                               2), 7.15%
                                               (FHA
                                               GTD)/(Origin
                                               al Issue
                                               Yield:
                                               7.169%),
                                               7/1/2024

1,860,000      ---       ---        1,860,000  Utah State
                                               HFA, Single   AA/NR      1,950,619       ---           ---          1,950,619
                                               Family
                                               Mortgage
                                               Revenue
                                               Bonds, 7.55%
                                               (FHA GTD),
                                               7/1/2023

455,000        ---       ---        455,000    Utah State
                                               HFA, Single   AA/NR      477,532         ---           ---          477,532
                                               Family



                                               Mortgage
                                               Revenue
                                               Bonds, 7.75%
                                               (FHA GTD),
                                               1/1/2023

---            ---       1,000,000  1,000,000  Utah State
                                               Municipal
                                               Finance Co-
                                               op,
                                               Government
                                               Revenue
                                               Bonds,
                                               6.400%,
                                               due 2009      A/A        ---             ---           1,018,130    1,018,130

                                                   Total                22,181,015      ---           2,003,230    24,184,245

                                               VIRGINIA-
                                               0.1%

---            ---       135,000    135,000    Virginia
                                               Housing
                                               Authority,
                                               Residential
                                               Mortgage
                                               Revenue
                                               Bonds,
                                               Series B,



                                               7.550%,
                                               due 2012      Aa/AAA     ---             ---           136,096      136,096

---            ---       500,000    500,000    Virginia
                                               Housing
                                               Development
                                               Authority,
                                               Series C      Aa1/AA+    ---             ---           522,140      522,140
                                               1992,
                                               6.500%, due
                                               2007

                                                   Total                ---             ---           658,236      658,236

                                               WASHINGTON--
                                               4.9%

4,250,000      ---       ---        4,250,000  Pierce
                                               County, WA,
                                               Economic      BBB/Baa2   3,803,070       ---           ---          3,803,070
                                               Development
                                               Corp., Solid
                                               Waste
                                               Revenue
                                               Bond, 5.80%
                                               (Occidental
                                               Petroleum
                                               Corp.)/(Orig
                                               inal Issue



                                               Yield:
                                               5.90%),
                                               9/1/2029

4,075,000      ---       ---        4,075,000  Pilchuck
                                               Development
                                               Public        BBB+/Baa1  3,837,957       ---           ---          3,837,957
                                               Corp., WA,
                                               Special
                                               Facilities
                                               Airport
                                               Revenue
                                               Bonds (
                                               Series 1993)
                                               , Tramco,
                                               Inc.
                                               Project,
                                               6.00%
                                               (Goodrich
                                               (B.F.) Co.),
                                               8/1/2023

4,300,000      ---       ---        4,300,000  Port of
                                               Camas-
                                               Washougal,    BBB+/NR    4,323,306       ---           ---          4,323,306
                                               WA, PCR
                                               Refunding
                                               Bonds
                                               (Series



                                               1993), 6.70%
                                               (James River
                                               Project,
                                               WA)/(Origina
                                               l Issue
                                               Yield:
                                               6.75%),
                                               4/1/2023

---            ---       1,000,000  1,000,000  Skagit
                                               County, WA,
                                               Cons. School
                                               District,     Aaa/AAA    ---             ---           1,118,290    1,118,290
                                               6.700%, due
                                               2007

---            ---       1,500,000  1,500,000  Washington
                                               State
                                               Municipal
                                               Finance Co-
                                               op,
                                               Government    Aa/AA      ---             ---           1,465,380    1,465,380
                                               Revenue
                                               Bonds,
                                               5.600%,
                                               due 2007

10,000,000     ---       ---       10,000,000  Washington
                                               State, UT,    AAA/Aa     9,313,100       ---           ---          9,313,100



                                               GO (Series
                                               A), 5.375%
                                               (Original
                                               Issue Yield:
                                               6.00%),
                                               7/1/2021

                                                   Total                21,277,433      ---           2,583,670    23,861,103

                                               WEST
                                               VIRGINIA--
                                               0.5%

5,000,000      ---       ---        5,000,000  Marion
                                               County, WV,
                                               County        NR         2,429,200       ---           ---          2,429,200
                                               Commission,
                                               Solid Waste
                                               Facility
                                               Revenue
                                               Bonds
                                               (Series
                                               1993), 7.75%
                                               (American
                                               Power Paper
                                               Recycling),
                                               12/1/2011



                                               WISCONSIN--
                                               0.4%

---            ---       985,000    985,000    Wisconsin
                                               Housing and
                                               Economic
                                               Development
                                               Authority,
                                               Series A,
                                               7.100%, due   Aa/AA      ---             ---           1,030,526    1,030,526
                                               2023

---            ---       550,000    550,000    Wisconsin
                                               Housing and
                                               Economic
                                               Development
                                               Authority,
                                               6.000%,
                                               due 2015      Aa/AA      ---             ---           542,647      542,647

565,000        ---       ---        565,000    Wisconsin                                ---           ---
                                               Housing &
                                               Economic      A+/Aa      579,681                                    579,681
                                               Development
                                               Authority,
                                               Homeownershi
                                               p Revenue
                                               Bonds
                                               (Series E),



                                               8.00% (FHA
                                               GTD)/(Origin
                                               al Issue
                                               Yield:
                                               8.044%),
                                               3/1/2021

                                                   Total                579,681         ---           1,573,173    2,152,854

                                               WYOMING-0.5%

---            ---       2,150,000  2,150,000  Sweetwater
                                               County, WY,
                                               PCR for
                                               Idaho
                                               Power,        A3/A       ---             ---           2,222,218    2,222,218
                                               7.625%, due
                                               2013

                                               TOTAL                    $376,220,136    18,201,777    77,342,923   471,764,836
                                               MUNICIPAL
                                               BONDS
                                               (IDENTIFIED
                                               COST
                                               $471,438,409)


SHORT-TERM SECURITIES ( 0.6%)



---            ---       1,150,000  1,150,000  American
                                               Express
                                               Credit
                                               Corp.,
                                               5.280%,
                                               due                      ---             ---           1,150,000    1,150,000
                                               09/03/1996

---            ---       950,000    950,000    Ford Motor
                                               Credit
                                               Corp.,
                                               5.230%,
                                               due                      ---             ---           949,862      949,862
                                               09/04/1996

---            820,000   ---        820,000    Ford Motor               ---             820,000       ---          820,000
                                               Credit
                                               Corp.,
                                               5.160%, due
                                               09/03/1996

                                               TOTAL SHORT-             ---             820,000       2,099,862    2,919,862
                                               TERM
                                               SECURITIES,
                                               AT AMORTIZED
                                               COST



                                                TOTAL                   $376,220,136    $19,021,777   $79,442,785  $474,684,698
                                               INVESTMENTS
                                               (IDENTIFIED
                                               COST
                                               $474,358,271
                                               )(A)







    *
Please refer to the Appendix of the Federated Municipal Opportunities Fund, Inc.'s Prospectus as of October 31, 1996 for an explanation of the credit ratings.


(a) The cost of investments for federal tax purposes amounts to $474,358,271. The net unrealized appreciation of investments on a federal tax basis amounts to $326,427 which is comprised of $16,464,732 appreciation and $16,138,305 depreciation at August 31, 1996.

Note:   The categories of investments are shown as a percentage
of net assets ($ 482,861,041) at August 31, 1996.

The following acronym(s) are used throughout this portfolio:
COL      --Collateralized
EDFA     --Economic Development Financing Authority
FGIC     --Financial Guaranty Insurance Company
FHA      --Federal Housing Administration
GNMA     --Government National Mortgage Association
GO       --General Obligation
GTD      --Guaranteed
HDA      --Hospital Development Authority
HFA      --Housing Finance Authority
IDA      --Industrial Development Authority
IDB      --Industrial Development Bond



IFA      --Industrial Finance Authority
INS      --Insured
LT       --Limited Tax
MBIA     --Municipal Bond Investors Assurance
PCA      --Pollution Control Authority
PCR      --Pollution Control Revenue
PRF      --Prerefunded
SFM      --Single Family Mortgage
UT       --Unlimited Tax
VRDNs    --Variable Rate Demand Notes

(See Notes to Pro Forma Financial Statements)



        FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)

        STATE BOND MINNESOTA TAX-FREE INCOME FUND

        STATE BOND TAX EXEMPT FUND

        PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES

        AUGUST 31, 1996 (UNAUDITED)



                            FEDERATED        STATE BOND         STATE
                            MUNICIPAL        MINNESOTA          BOND
                            OPPORTUNITIES    TAX-FREE           TAX EXEMPT           PRO FORMA            Pro Forma
                            FUND, INC.       INCOME FUND        FUND                  ADJUSTMENT          Combined

ASSETS:

Investments in              376,220,136      19,021,777         79,442,785           ---             $    474,684,698
securities, at  value

Cash                        32,391           24,959             15,433               ---                  72,783

Income receivable           6,897,754        261,034            1,299,429            ---                  8,458,217

Receivable due from         ---              6,206              1,827                                     8,033
affiliates

Receivable for shares       273,742          ---                ---                  ---                  273,742
sold

     Total assets           383,424,023      19,313,976         80,759,474           ---                  483,497,473

LIABILITIES:

Income distributions        942              87,407             69,481               ---                  157,830
payable

Payable for shares          270,076          ---                ---                  ---                  270,076
redeemed

Accrued expenses            123,827          17,663             67,036               ---                  208,526

     Total liabilities      394,845          105,070            136,517              ---                  636,432



TOTAL NET ASSETS            383,029,178      19,208,906         80,622,957           ---             $    482,861,041

NET ASSETS CONSISTS OF:

Paid in capital             396,775,582      18,694,128         77,104,625           ---             $    492,574,335

Net unrealized              (3,518,145)      468,398            3,360,390            ---                  310,643
appreciation
(depreciation) of
investments

Accumulated net realized    (11,001,821)     46,380             157,942              ---                  (10,797,499)
gain (loss) on
investments

Undistributed net           773,562          ---                ---                  ---                  773,562
investment income

TOTAL NET ASSETS            383,029,178      19,208,906         80,622,957           ---             $    482,861,041

Class A Shares              296              19,208,906         80,622,957           ---             $    99,832,159

Class B Shares              296              ---                ---                  ---             $    296

Class C Shares              296              ---                ---                  ---             $    296

Class F Shares              383,028,290      ---                ---                  ---             $    383,028,290

SHARES OUTSTANDING:

Class A Shares              28.662           1,820,401          7,474,279            371,820.649     (a)  9,666,529.311

Class B Shares              28.662           ---                ---                  ---                  28.662



Class C Shares              28.662           ---                ---                  ---                  28.662

Class F Shares              37,075,241.000   ---                ---                  ---                  37,075,241.000

TOTAL SHARES OUTSTANDING    37,075,326.986   1,820,401          7,474,279            371,820.649          46,741,827.635

NET ASSET VALUE, OFFERING
PRICE, AND REDEMPTION
PROCEEDS PER SHARE:

CLASS A SHARES:

Net Asset Value Per Share   10.33            10.55              10.79                ---             $    10.33

Offering Price Per Share    10.82*           11.05**            11.30**              ---             $    10.82*
                                            $

Redemption Proceeds Per     10.33            10.55              10.79                ---             $    10.33
Share

CLASS B SHARES:

Net Asset Value Per Share   10.33            ---                ---                  ---             $    10.33

Offering Price Per Share    10.33            ---                ---                  ---             $    10.33

Redemption Proceeds Per     9.76             ---                ---                  ---             $    9.76
Share ***

CLASS C SHARES:

Net Asset Value Per Share   10.33            ---                ---                  ---             $    10.33

Offering Price Per Share    10.33            ---                ---                  ---             $    10.33



Redemption Proceeds Per     10.23            ---                ---                  ---             $    10.23
Share ***

CLASS F SHARES:

Net Asset Value Per Share   10.33            ---                ---                  ---             $    10.33

Offering Price Per Share    10.43            ---                ---                  ---             $    10.43
*

Redemption Proceeds Per     10.23            ---                ---                  ---             $    10.23
Share ***

Investments, at             379,738,281      18,548,504         76,071,486           ---             $    474,358,271
identified cost






(A)ADJUSTMENT TO REFLECT SHARE BALANCE AS A RESULT OF THE COMBINATION, BASED ON THE EXCHANGE RATIOS OF 1.02172889271 FOR STATE BOND MINNESOTA TAX-FREE INCOME FUND AND
   1.04445450212  FOR STATE BOND TAX EXEMPT FUND.
* SEE `WHAT SHARES COST'' IN THE FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. PROSPECTUS AS OF OCTOBER 31, 1996.
** SEE `HOW ARE THE FUND'S SALES CHARGES DETERMINED'' IN THE STATE BOND
   MINNESOTA TAX-FREE INCOME FUND AND STATE BOND TAX-EXEMPT FUND PROSPECTUSES EACH DATED AS OF NOVEMBER 1, 1995.
***SEE `CONTINGENT DEFERRED SALES CHARGE'' IN THE FEDERATED MUNICIPAL
   OPPORTUNITIES FUND, INC. PROSPECTUS AS OF OCTOBER 31, 1996.

        (SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS)


        FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)

        STATE BOND MINNESOTA TAX-FREE INCOME FUND

        STATE BOND TAX EXEMPT FUND

        PRO FORMA COMBINING STATEMENT OF OPERATIONS

        YEAR ENDED AUGUST 31, 1996 (UNAUDITED)




                               FEDERATED        STATE BOND        STATE
                               MUNICIPAL        MINNESOTA         BOND
                               OPPORTUNITIES    TAX-FREE          TAX EXEMPT         Pro Forma                       Pro Forma
                               FUND, INC.       INCOME FUND(*)    FUND(*)            Adjustment                      Combined

INVESTMENT INCOME:

Interest                       28,818,178       1,151,468         5,078,590          ---                $            35,048,236

EXPENSES:

Investment advisory fee        2,475,132        107,880           377,733            117,075            (a)          3,077,820

Administrative personnel and   311,976          ---               ---                75,829             (b)          387,805
services fee

Transfer agent and dividend    235,048          7,662             31,778             (3,970)            (c)          270,518
disbursing agent fees and
expenses

Accounting and custodian fees  175,732          21,549            32,204             (25,632)           (d)          203,853

Professional Fees              21,106           17,026            20,692             (37,718)           (e)          21,106

Distribution services fee-     ---              55,531            239,546            (295,077)          (f)          ---
Class A Shares

Shareholder services fee-      1,031,305        ---               ---                251,178            (f)          1,282,483
Class F Shares



Printing and postage           75,552           8,485             18,333             (17,370)           (g)          85,000

Other expenses                 155,218          9,476             23,270             (23,943)           (h)          164,021

     Total expenses            4,481,069        227,609           743,556            40,372                          5,492,606

Waivers-

Waiver of investment advisory  ---              (36,102)          ---                36,102             (i)          ---
fee

Waiver of shareholder          (41,252)         ---               ---                ---                             (41,252)
services fee- Class F Shares

  Total waivers                (41,252)         (36,102)          ---                36,102                          (41,252)

   Net expenses                4,439,817        191,507           743,556            76,474                          5,451,354

     Net investment income     24,378,361       959,961           4,335,034          (76,474)                        29,596,882

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:

Net realized gain  on          (116,813)        51,976            61,750             ---                             (3,087)
investments

Net change in unrealized       (13,721,871)     (256,497)         (460,176)          ---                             (14,438,544)
appreciation (depreciation)
of investments

    Net realized and           (13,838,684)     (204,521)         (398,426)          ---                             (14,441,631)
unrealized gain (loss) on
investments



       Change in net assets    10,539,677       755,440           3,936,608          (76,474)           $            15,155,251
resulting from operations





        (*)   REPRESENTS THE PERIOD FOR THE YEAR ENDED JUNE 30, 1996.

        (SEE NOTES TO PRO FORMA COMBINING STATEMENT OF OPERATIONS)

        (SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS)

  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (FORMERLY, FORTRESS MUNICIPAL INCOME FUND,INC.)
  STATE BOND MINNESOTA TAX-FREE INCOME FUND
  STATE BOND TAX EXEMPT FUND
  NOTES TO PRO FORMA COMBINING STATEMENT OF OPERATIONS
  YEAR ENDED AUGUST 31, 1996 (UNAUDITED)

(A) FEDERATED ADVISERS (THE ``ADVISER'') RECEIVES FOR ITS SERVICES AN ANNUAL INVESTMENT ADVISORY FEE EQUAL TO 0.60% OF THE FEDERATED MUNICIPAL OPPORTUNITIES FUND INC.'S (THE ``FEDERATED FUND'') AVERAGE DAILY NET ASSETS. THE ADVISER MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF ITS FEE. ARM CAPITAL ADVISORS, INC. CHARGED 0.60% AND 0.50%, RESPECTIVELY, OF STATE BOND MINNESOTA TAX-FREE INCOME FUND'S AND STATE BOND TAX-EXEMPT FUND'S AVERAGE DAILY NET ASSETS FOR ITS ADVISORY FEE.


  (B) FEDERATED SERVICES COMPANY (``FSERV'') PROVIDES THE FEDERATED FUND WITH CERTAIN ADMINISTRATIVE PERSONNEL AND SERVICES. THE FEE IS BASED ON THE LEVEL OF AVERAGE AGGREGATE NET ASSETS OF THE FUND FOR THE PERIOD.



(C) FSERV SERVES AS TRANSFER AND DIVIDEND DISBURSING AGENT FOR THE FEDERATED FUND. THE FEE IS BASED ON THE SIZE, TYPE, AND NUMBER OF ACCOUNTS AND TRANSACTIONS MADE BY SHAREHOLDERS.

  (D) FEES REFLECT CUSTODIAN COSTS FOR THE FEDERATED FUND PAID TO STATE STREET BANK AND TRUST COMPANY. THE CUSTODIAN FEE IS BASED ON A PERCENTAGE OF ASSETS, PLUS OUT-OF-POCKET EXPENSES. FSERV MAINTAINS THE FEDERATED FUND'S ACCOUNTING RECORDS. THE FEE IS BASED ON THE LEVEL OF THE FEDERATED FUND'S AVERAGE NET ASSETS FOR THE PERIOD, PLUS OUT-OF-POCKET EXPENSES.


(E) ADJUSTMENT TO REFLECT THE AUDIT FEE AND LEGAL FEE REDUCTIONS DUE TO THE COMBINING OF TWO PORTFOLIOS INTO ONE.


(F) UNDER THE TERMS OF A SHAREHOLDER SERVICES AGREEMENT WITH FEDERATED SHAREHOLDER SERVICES (``FSS'') THE FEDERATED FUND WILL PAY FSS UP TO 0.25% OF AVERAGE DAILY NET ASSETS OF THE FEDERATED FUND FOR THE PERIOD. THE FEE PAID TO FSS IS USED TO FINANCE CERTAIN SERVICES FOR SHAREHOLDERS AND TO MAINTAIN SHAREHOLDER ACCOUNTS. FSS MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF
ITS FEE. FSS CAN MODIFY OR TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME AT ITS SOLE DISCRETION. SBM FINANCIAL SERVICES, INC. RECEIVED 0.25% OF THE AVERAGE DAILY NET ASSETS OF STATE BOND MINNESOTA TAX-FREE INCOME
FUND AND STATE BOND TAX-EXEMPT FUND, RESPECTIVELY, UNDER THE TERMS OF A DISTRIBUTION PLAN PURSUANT TO RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, TO FINANCE ACTIVITIES INTENDED TO RESULT IN THE SALE OF STATE BOND MINNESOTA TAX-FREE INCOME FUND'S AND STATE BOND TAX-EXEMPT FUND'S SHARES AND TO PROVIDE CERTAIN SERVICES FOR SHAREHOLDERS AND TO MAINTAIN SHAREHOLDER ACCOUNTS. CLASS A SHARES OF THE FEDERATED FUND DO NOT HAVE A DISTRIBUTION PLAN.





(G) ADJUSTMENT TO REFLECT PRINTING AND POSTAGE EXPENSES ARE ADJUSTED TO REFLECT ESTIMATED SAVINGS TO BE REALIZED BY COMBINING THREE PORTFOLIOS INTO A SINGLE PORTFOLIO.

(H) ADJUSTMENT REFLECTS THE ELIMINATION OF THE DIRECTORS/TRUSTEES FEES FOR STATE BOND MINNESOTA TAX-FREE INCOME FUND AND STATE BOND TAX-EXEMPT FUND,
THE STATE REGISTRATION COSTS FOR THE FEDERATED FUND ONLY, AND THE DECREASE IN INSURANCE FEES DUE TO THE REDUCTION IN COVERAGE REQUIREMENT OF ONE PORTFOLIO ONLY.

(I) THE EXPENSES ACCRUED ON THE FEDERATED FUND ARE SUFFICIENT TO COVER ALL EXPENSES. THEREFORE, NO REIMBURSEMENT IS NECESSARY.

        FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (FORMERLY, FORTRESS MUNICIPAL INCOME FUND, INC.)
        STATE BOND MINNESOTA TAX-FREE INCOME FUND
        STATE BOND TAX EXEMPT FUND
        NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

        1.     BASIS OF COMBINATION
               THE ACCOMPANYING UNAUDITED PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS, STATEMENT OF ASSETS AND LIABILITIES, AND STATEMENT OF OPERATIONS REFLECT THE ACCOUNTS OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. , STATE BOND MINNESOTA TAX-FREE INCOME FUND, AND STATE BOND TAX EXEMPT FUND, COLLECTIVELY (`THE FUNDS''), FOR THE YEAR ENDED AUGUST 31, 1996. THESE STATEMENTS HAVE BEEN DERIVED FROM THE BOOKS AND RECORDS UTILIZED IN CALCULATING DAILY NET ASSET VALUES AT AUGUST 31, 1996. THE ACCOUNTS REFLECTED ON THE STATE BOND MINNESOTA TAX-FREE INCOME FUND AND STATE BOND TAX-EXEMPT FUND HAVE BEEN BROUGHT UP TO AUGUST 31, 1996. THIS UPDATING WAS ACCOMPLISHED BY ADDING THE



RESULTS OF OPERATIONS FROM JULY 1, 1996 THROUGH AUGUST 31, 1996 TO ITS JUNE 30, 1996 FISCAL YEAR ENDS, AND BY DEDUCTING THE RESULTS OF OPERATIONS FROM JULY 1, 1995 THROUGH AUGUST 31, 1995.


          THE PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS, STATEMENT OF ASSETS AND LIABILITIES, AND STATEMENT OF OPERATIONS (`PRO FORMA FINANCIAL STATEMENTS') SHOULD BE READ IN CONJUNCTION WITH THE HISTORICAL FINANCIAL STATEMENTS OF THE FUNDS WHICH HAVE BEEN INCORPORATED BY REFERENCE IN THE STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS FOLLOW GENERALLY ACCEPTED ACCOUNTING PRINCIPLES APPLICABLE TO MANAGEMENT INVESTMENT COMPANIES WHICH ARE DISCLOSED IN THE HISTORICAL FINANCIAL STATEMENTS OF EACH FUND.

          THE PRO FORMA FINANCIAL STATEMENTS GIVE EFFECT TO THE PROPOSED TRANSFER OF THE ASSETS OF STATE BOND MINNESOTA TAX-FREE INCOME FUND, AND STATE BOND TAX EXEMPT FUND IN EXCHANGE FOR CLASS A SHARES OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. UNDER GENERALLY ACCEPTED ACCOUNTING PRINCIPLES, FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. WILL BE THE SURVIVING ENTITY FOR ACCOUNTING PURPOSES WITH ITS HISTORICAL COST OF INVESTMENT SECURITIES AND RESULTS OF OPERATIONS BEING CARRIED FORWARD.

          THE PRO FORMA FINANCIAL STATEMENTS HAVE BEEN ADJUSTED TO REFLECT THE ANTICIPATED ADVISORY AND ADMINISTRATION FEE ARRANGEMENTS FOR THE SURVIVING ENTITY. CERTAIN OTHER OPERATING COSTS HAVE ALSO BEEN ADJUSTED TO REFLECT ANTICIPATED EXPENSES OF THE COMBINED ENTITY. OTHER COSTS WHICH MAY CHANGE AS A RESULT OF THE REORGANIZATION ARE CURRENTLY UNDETERMINABLE.



          FOR THE FISCAL YEARS ENDED AUGUST 31, 1996, JUNE 30, 1996, AND JUNE 30, 1996, RESPECTIVELY, THE FUNDS PAID INVESTMENT ADVISORY FEES COMPUTED AT THE ANNUAL RATE OF EACH FUND'S AVERAGE NET ASSETS AS FOLLOWS:


FUND                                 PERCENT OF EACH FUND'S AVERAGE NET
                                     ASSETS

FEDERATED MUNICIPAL OPPORTUNITIES    0.60%
FUND, INC

STATE BOND MINNESOTA TAX-FREE        0.43%*
INCOME FUND

STATE BOND TAX EXEMPT FUND           0.50%


          THE ADVISOR MAY VOLUNTARILY CHOOSE TO WAIVE A PORTION OF THEIR FEES AND REIMBURSE CERTAIN OPERATING EXPENSES OF THE FUNDS.

* THE ADVISORY FEE OF THE STATE BOND MINNESOTA TAX-FREE INCOME FUND IS NET EXPENSE REIMBURSEMENTS, WITHOUT SUCH REIMBURSEMENTS, THE ADVISORY FEE WOULD HAVE BEEN 0.60%.

        2.     SHARES OF BENEFICIAL INTEREST
          THE PRO FORMA NET ASSET VALUE PER SHARE ASSUMES THE ISSUANCE OF 9,666,500.649 SHARES OF THE FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.'S CLASS A SHARES IN EXCHANGE FOR 1,820,401 AND 7,474,279 SHARES FROM STATE BOND MINNESOTA TAX-FREE INCOME FUND, AND STATE BOND TAX EXEMPT FUND, RESPECTIVELY,



WHICH WOULD HAVE BEEN ISSUED AT AUGUST 31, 1996, IN CONNECTION WITH THE PROPOSED REORGANIZATION.

3.   Total Returns
     The accompanying Pro-Forma total returns (`returns''), based upon offering price, and the Pro-Forma ratios of expenses to average net assets (`expenses'') are for the twelve month periods ending August 31, 1996, 1995, and 1994.

     The following returns and expenses give effect to the proposed reorganization of State Bond Minnesota Tax-Free Income Fund and State Bond Tax Exempt Fund in exchange for Class A Shares of Federated Municipal Opportunities Fund, Inc.

                      1996     1995       1994
     Returns        (1.63%)   2.79%     (5.17%)
     Expenses        1.06%    1.06%      1.07%



G01866-08





        SBM Financial Services
        Proxy Services
        P.O. Box 9156
        Farmingdale, NY 11735

        STATE BOND MINNESOTA TAX-FREE INCOME FUND, a Portfolio of
        STATE BOND TAX-FREE INCOME FUNDS, INC.,
        SPECIAL MEETING OF SHAREHOLDERS
        December 9, 1996

        STATE BOND MINNESOTA TAX-FREE INCOME FUND, a Portfolio of
        STATE BOND TAX-FREE INCOME FUNDS, INC.




        The undersigned shareholder(s) of State Bond Minnesota Tax-Free Income Fund, a portfolio of State Bond Tax-Free Income Funds, Inc. (the `State Bond Fund'), hereby appoint(s) Kevin L. Howard, Keith O. Martens and Dale C. Bauman, or any of them true and lawful proxies, with power of substitution of each, to vote all shares of the State Bond Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on December 9, 1996, at



100 North Minnesota Street, New Ulm, Minnesota 56073-0069, at 4:30 p.m. (local time) and at any adjournment thereof.


        Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.

        THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The proxies named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THAT MATTER.


        The Board of Directors unanimously recommends a vote FOR the proposal below.



        Please sign EXACTLY as your name(s)
        appear(s) above.  When signing as
        attorney, executor, administrator,
        guardian, trustee, custodian, etc.,
        please give your full title as
        such.  If a corporation or
        partnership, please sign the full
        name by an authorized officer or
        partner.  If stock is owned
        jointly, all owners should sign.





        PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

        TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:  X

        KEEP THIS PORTION FOR YOUR RECORDS.
        DETACH AND RETURN THIS PORTION ONLY.


        THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

        STATE BOND MINNESOTA TAX-FREE INCOME FUND,

        RECORD DATE SHARES:
                            -----------------

        Vote on Proposal

  TO APPROVE OR DISAPPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE STATE BOND FUND AND FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.


FOR          AGAINST        ABSTAIN






        Signature

        Signature (Joint Owners)

Date:
      ---------------------------------